UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP

(Exact name of registrant as specified in charter)

Kiewit Plaza, Omaha, NE 68131

(Address of principal executive offices) (Zip code)

Robert L. Giles, Jr.

Kiewit Plaza

Omaha, NE  68131

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: October 1, 2008 to December 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008 (Unaudited)

	Shares	Market
		Value
EQUITY INVESTMENTS (47.5%)
Common Stocks (Active & Passive Domestic Equities) (29.3%)
Consumer Discretionary — 3.0%
99 Cents Only Stores*	100	$ 1,093
Aaron Rents, Inc.	200	5,324
Abercrombie & Fitch Co., Class A	353	8,144
Advance Auto Parts, Inc.	400	13,460
Aeropostale, Inc.*	300	4,830
AFC Enterprises, Inc.*	100	469
AH Belo Corp., Class A	60	131
Amazon.com, Inc.*	1,250	64,100
Ambassadors Group, Inc.	100	920
American Eagle Outfitters, Inc.	800	7,488
American Greetings Corp., Class A	200	1,514
American Public Education, Inc.*	100	3,719
Ameristar Casinos, Inc.	100	864
Apollo Group, Inc., Class A*	556	42,601
Arbitron, Inc.	100	1,328
ArvinMeritor, Inc.	1,280	3,648
Ascent Media Corp., Class A*	55	1,201
Audiovox Corp., Class A*	100	501
Autoliv, Inc.	660	14,164
AutoNation, Inc.*	547	5,404
Autozone, Inc.*	200	27,894
Bally Technologies, Inc.*	400	9,612
Bebe Stores, Inc.	100	747
Bed Bath & Beyond, Inc.*	1,100	27,962
Best Buy Co., Inc.	1,513	42,530
Big 5 Sporting Goods Corp.	100	521
Big Lots, Inc.*	400	5,796
BJ's Restaurants, Inc.*	100	1,077
Black & Decker Corp.	140	5,853
Blue Nile, Inc.*	100	2,449
Bluegreen Corp.*	100	313
Blyth, Inc.	100	784
Bob Evans Farms, Inc.	100	2,043
BorgWarner, Inc.	500	10,885
Brinker International, Inc.	890	9,381
Brink's Home Security Holdings, Inc.*	200	4,384
Brown Shoe Co., Inc.	225	1,906
Buckle, Inc./The	150	3,273
Build-A-Bear Workshop, Inc.*	100	486
Burger King Holdings, Inc.	300	7,164
Cabela's, Inc.*	720	4,198
Cablevision Systems Corp., Class A	1,200	20,208
California Pizza Kitchen, Inc.*	150	1,608
Callaway Golf Co.	300	2,787
Capella Education Co.*	100	5,876
Career Education Corp.*	560	10,046
Carmax, Inc.*	1,500	11,820
Carnival Corp.	2,020	49,126
Carter's, Inc.*	200	3,852
Casual Male Retail Group, Inc.*	5,680	2,954
Cato Corp./The, Class A	100	1,510
CEC Entertainment, Inc.*	100	2,425
Charming Shoppes, Inc.*	1,620	3,953
Charter Communications, Inc., Class A*	1,000	82
Childrens Place Retail Stores, Inc./The*	100	2,168
Chipotle Mexican Grill, Inc., Class A*	44	2,727
Choice Hotels International, Inc.	100	3,006
Christopher & Banks Corp.	100	560
CKE Restaurants, Inc.	200	1,736
CKX, Inc.*	100	367
Clear Channel Outdoor Holdings, Inc., Class A*	1,200	7,380
Coach, Inc.*	1,400	29,078
Coinstar, Inc.*	100	1,951
Collective Brands, Inc.*	200	2,344
Columbia Sportswear Co.	100	3,537
Comcast Corp., Class A	11,300	190,744
Cooper Tire & Rubber Co.	820	5,051
Corinthian Colleges, Inc.*	300	4,911
Cox Radio, Inc., Class A*	100	601
Cracker Barrel Old Country Store, Inc.	110	2,265
Cumulus Media, Inc., Class A*	2,160	5,378
Darden Restaurants, Inc.	600	16,908
Deckers Outdoor Corp.*	51	4,073
Denny's Corp.*	300	597
DeVry, Inc.	262	15,041
Dick's Sporting Goods, Inc.*	400	5,644
Dillard's, Inc., Class A	1,400	5,558
DineEquity, Inc.	100	1,156
DIRECTV Group, Inc./The*	2,300	52,693
Discovery Communications, Inc., Class C*	1,150	15,399
DISH Network Corp., Class A*	1,440	15,970
Dollar Tree, Inc.*	400	16,720
Domino's Pizza, Inc.*	100	471
DR Horton, Inc.	400	2,828
DreamWorks Animation SKG, Inc., Class A*	300	7,578
Dress Barn, Inc.*	200	2,148
Drew Industries, Inc.*	100	1,200
DSW, Inc., Class A*	100	1,246
Entercom Communications Corp., Class A	4,100	5,043
Entravision Communications Corp., Class A*	3,340	5,210
Ethan Allen Interiors, Inc.	100	1,437
EW Scripps Co., Class A	133	294
Expedia, Inc.*	1,351	11,132
Family Dollar Stores, Inc.	600	15,642
Federal Mogul Corp.*	880	3,722
Finish Line, Inc./The, Class A	133	745
Fleetwood Enterprises, Inc.*	27,820	2,782
Ford Motor Co.*	10,910	24,984
Fortune Brands, Inc.	260	10,733
Fossil, Inc.*	200	3,340
Fred's, Inc., Class A	100	1,076
GameStop Corp., Class A*	820	17,761
Gap, Inc./The	1,900	25,441
Genesco, Inc.*	100	1,692
Gentex Corp.	500	4,415
Genuine Parts Co.	700	26,502
Gray Television, Inc.	9,600	3,840
Great Wolf Resorts, Inc.*	3,720	5,729
Group 1 Automotive, Inc.	100	1,077
Guess ?, Inc.	520	7,982
Gymboree Corp.*	100	2,609
H&R Block, Inc.	1,300	29,536
Hanesbrands, Inc.*	730	9,308
Harley-Davidson, Inc.	340	5,770
Hasbro, Inc.	600	17,502
Hayes Lemmerz International, Inc.*	7,240	3,258
Hearst-Argyle Television, Inc.	100	606
Helen of Troy Ltd.*	100	1,736
Hibbett Sports, Inc.*	150	2,356
Hillenbrand, Inc.	300	5,004
Home Depot, Inc.	12,817	295,047
HOT Topic, Inc.*	200	1,854
HSN, Inc.*	140	1,018
Iconix Brand Group, Inc.*	100	978
Interactive Data Corp.	100	2,466
International Game Technology	1,300	15,457
International Speedway Corp., Class A	100	2,873
Interpublic Group of Cos., Inc./The*	3,220	12,751
Interval Leisure Group, Inc.*	140	755
Isle of Capri Casinos, Inc.*	100	320
ITT Educational Services, Inc.*	200	18,996
Jack in the Box, Inc.*	314	6,936
Jackson Hewitt Tax Service, Inc.	100	1,569
Jakks Pacific, Inc.*	100	2,063
JC Penney Co., Inc.	9,645	190,007
Jo-Ann Stores, Inc.*	100	1,549
John Wiley & Sons, Inc., Class A	200	7,116
Johnson Controls, Inc.	2,747	49,886
JoS. A. Bank Clothiers, Inc.*	125	3,269
Journal Communications, Inc., Class A	2,640	6,468
Kohl's Corp.*	3,350	121,270
Krispy Kreme Doughnuts, Inc.*	200	336
K-Swiss, Inc., Class A	100	1,140
Landry's Restaurants, Inc.	100	1,160
La-Z-Boy, Inc.	200	434
Leapfrog Enterprises, Inc.*	100	350
Leggett & Platt, Inc.	600	9,114
Libbey, Inc.	1,860	2,325
Liberty Global, Inc., Class A*	1,460	23,243
Liberty Media Corp. - Capital, Series A*	1,761	8,294
Liberty Media Corp. - Entertainment, Series A*	2,124	37,128
Life Time Fitness, Inc.*	460	5,957
Limited Brands, Inc.	680	6,827
LIN TV Corp., Class A*	4,360	4,752
Live Nation, Inc.*	225	1,292
LKQ Corp.*	500	5,830
Lodgian, Inc.*	2,340	4,984
Lowe's Cos., Inc.	5,964	128,345
Macy's, Inc.	782	8,094
Magna International, Inc., Class A	4,825	144,412
Marcus Corp.	100	1,623
MarineMax, Inc.*	1,060	3,593
Marriott International, Inc., Class A	1,300	25,285
Marvel Entertainment, Inc.*	200	6,150
Mattel, Inc.	9,150	146,400
Matthews International Corp., Class A	100	3,668
McClatchy Co., Class A	1	1
McDonald's Corp.	4,575	284,519
McGraw-Hill Cos., Inc./The	1,300	30,147
MDC Holdings, Inc.	300	9,090
Mediacom Communications Corp., Class A*	200	860
Men's Wearhouse, Inc./The	500	6,770
Midas, Inc.*	100	1,049
Mohawk Industries, Inc.*	360	15,469
Morgans Hotel Group Co.*	720	3,355
Morningstar, Inc.*	100	3,550
Movado Group, Inc.	100	939
Multimedia Games, Inc.*	100	238
NetFlix, Inc.*	200	5,978
News Corp., Class A	9,940	90,355
Nike, Inc., Class B	1,400	71,400
Nordstrom, Inc.	1,080	14,375
NutriSystem, Inc.	100	1,459
NVR, Inc.*	18	8,213
O'Charleys, Inc.	100	200
Omnicom Group, Inc.	6,824	183,702
Orbitz Worldwide, Inc.*	860	3,337
O'Reilly Automotive, Inc.*	485	14,909
Panera Bread Co., Class A*	100	5,224
Penn National Gaming, Inc.*	300	6,414
Penske Auto Group, Inc.	200	1,536
PEP Boys-Manny Moe & Jack	200	826
PetSmart, Inc.	500	9,225
Phillips-Van Heusen Corp.	200	4,026
Pinnacle Entertainment, Inc.*	780	5,990
Playboy Enterprises, Inc., Class B*	2,080	4,493
Polo Ralph Lauren Corp.	249	11,307
Pool Corp.	200	3,594
priceline.com, Inc.*	152	11,195
Primedia, Inc.	83	180
Pulte Homes, Inc.	100	1,093
RadioShack Corp.	500	5,970
RCN Corp.*	100	590
Regal Entertainment Group, Class A	400	4,084
Rent-A-Center, Inc./TX, Class A*	200	3,530
Retail Ventures, Inc.*	1,000	3,470
Ross Stores, Inc.	500	14,865
Russ Berrie & Co., Inc.*	900	2,673
Ruth's Hospitality Group, Inc.*	2,120	2,926
Sally Beauty Holdings, Inc.*	300	1,707
Scholastic Corp.	100	1,358
Scientific Games Corp., Class A*	520	9,121
Service Corp. International/US	1,000	4,970
Sherwin-Williams Co./The	400	23,900
Shuffle Master, Inc.*	100	496
Sinclair Broadcast Group, Inc., Class A	200	620
Six Flags, Inc.*	9,260	2,871
Skechers U.S.A., Inc., Class A*	100	1,282
Snap-On, Inc.	200	7,876
Sonic Automotive, Inc., Class A	900	3,582
Sonic Corp.*	200	2,434
Sotheby's	200	1,778
Speedway Motorsports, Inc.	100	1,611
Stage Stores, Inc.	150	1,238
Stamps.com, Inc.*	100	983
Stanley Works/The	540	18,414
Staples, Inc.	2,800	50,176
Starbucks Corp.*	2,160	20,434
Starwood Hotels & Resorts Worldwide, Inc.	300	5,370
Steak N Shake Co./The*	100	595
Steiner Leisure Ltd.*	100	2,952
Steven Madden Ltd.*	150	3,198
Stewart Enterprises, Inc., Class A	400	1,204
Strayer Education, Inc.	61	13,079
Superior Industries International, Inc.	100	1,052
Target Corp.	3,200	110,496
Texas Roadhouse, Inc., Class A*	200	1,550
Thor Industries, Inc.	100	1,318
Tiffany & Co.	700	16,541
Tim Hortons, Inc.	741	21,370
Time Warner Cable, Inc., Class A*	100	2,145
Time Warner, Inc.	20,249	203,705
TJX Cos., Inc./The	4,625	95,136
Toll Brothers, Inc.*	500	10,715
Tractor Supply Co.*	100	3,614
Tupperware Brands Corp.	200	4,540
Tween Brands, Inc.*	100	432
Ulta Salon Cosmetics & Fragrance, Inc.*	480	3,974
Under Armour, Inc., Class A*	100	2,384
Universal Technical Institute, Inc.*	100	1,717
Urban Outfitters, Inc.*	400	5,992
Vail Resorts, Inc.*	280	7,448
VF Corp.	351	19,224
Viacom, Inc., Class B*	2,624	50,013
WABCO Holdings, Inc.	13	205
Walt Disney Co./The	7,560	171,536
Warnaco Group, Inc./The*	200	3,926
Weight Watchers International, Inc.	200	5,884
Wendy's/Arby's Group, Inc., Class A	1,763	8,709
Whirlpool Corp.	2,710	112,059
WMS Industries, Inc.*	150	4,035
Wolverine World Wide, Inc.	200	4,208
Wynn Resorts Ltd.*	255	10,776
Yum! Brands, Inc.	2,000	63,000
		4,459,169
Consumer Staples — 3.1%
Alberto-Culver Co.	300	7,353
Alliance One International, Inc.*	300	882
Altria Group, Inc.	8,469	127,543
American Oriental Bioengineering, Inc.*	300	2,037
Andersons, Inc./The	100	1,648
Archer-Daniels-Midland Co.	2,600	74,958
Avon Products, Inc.	1,700	40,851
BJ's Wholesale Club, Inc.*	200	6,852
Brown-Forman Corp., Class B	475	24,458
Bunge Ltd.	500	25,885
Campbell Soup Co.	900	27,009
Casey's General Stores, Inc.	200	4,554
Central European Distribution Corp.*	150	2,955
Central Garden and Pet Co., Class A*	200	1,180
Chattem, Inc.*	100	7,153
Chiquita Brands International, Inc.*	100	1,478
Church & Dwight Co., Inc.	300	16,836
Clorox Co.	600	33,336
Coca-Cola Co./The	9,289	420,513
Coca-Cola Enterprises, Inc.	1,780	21,413
Colgate-Palmolive Co.	2,100	143,934
ConAgra Foods, Inc.	1,900	31,350
Constellation Brands, Inc., Class A*	700	11,039
Corn Products International, Inc.	300	8,655
Costco Wholesale Corp.	1,700	89,250
CVS Caremark Corp.	5,672	163,013
Darling International, Inc.*	300	1,647
Dean Foods Co.*	500	8,985
Del Monte Foods Co.	700	4,998
Diamond Foods, Inc.	100	2,015
Dr Pepper Snapple Group, Inc.*	580	9,425
Elizabeth Arden, Inc.*	100	1,261
Energizer Holdings, Inc.*	340	18,408
Estee Lauder Cos., Inc./The, Class A	500	15,480
Flowers Foods, Inc.	300	7,308
Fresh Del Monte Produce, Inc.*	100	2,242
General Mills, Inc.	1,400	85,050
Great Atlantic & Pacific Tea Co.*	652	4,088
Green Mountain Coffee Roasters, Inc.*	100	3,870
H.J. Heinz Co.	1,300	48,880
Hain Celestial Group, Inc.*	100	1,909
Hansen Natural Corp.*	300	10,059
Herbalife Ltd.	282	6,114
Hershey Co./The	300	10,422
Hormel Foods Corp.	300	9,324
J&J Snack Foods Corp.	100	3,588
J.M. Smucker Co./The	560	24,282
Kellogg Co.	1,000	43,850
Kimberly-Clark Corp.	3,181	167,766
Kraft Foods, Inc., Class A	8,203	220,251
Kroger Co./The	2,700	71,307
Lancaster Colony Corp.	100	3,430
Lance, Inc.	100	2,294
Lorillard, Inc.	713	40,178
McCormick & Co., Inc.	500	15,930
Molson Coors Brewing Co., Class B	500	24,460
Nash Finch Co.	100	4,489
NBTY, Inc.*	200	3,130
Nu Skin Enterprises, Inc.	200	2,086
Pantry, Inc./The*	100	2,145
Pepsi Bottling Group, Inc.	500	11,255
PepsiAmericas, Inc.	200	4,072
PepsiCo, Inc.	6,400	350,528
Philip Morris International, Inc.	8,457	367,964
Prestige Brands Holdings, Inc.*	100	1,055
Procter & Gamble Co.	11,916	736,647
Ralcorp Holdings, Inc.*	195	11,388
Reddy Ice Holdings, Inc.	1,260	1,814
Reynolds American, Inc.	700	28,217
Ruddick Corp.	200	5,530
Safeway, Inc.	1,700	40,409
Sanderson Farms, Inc.	100	3,456
Sara Lee Corp.	12,125	118,704
Smithfield Foods, Inc.*	780	10,975
Spartan Stores, Inc.	100	2,325
Spectrum Brands, Inc.*	100	9
SYSCO Corp.	2,100	48,174
Tootsie Roll Industries, Inc.	109	2,791
TreeHouse Foods, Inc.*	100	2,724
Tyson Foods, Inc., Class A	1,700	14,892
Universal Corp.	100	2,987
UST, Inc.	600	41,628
Vector Group Ltd.	120	1,634
Walgreen Co.	3,460	85,358
Wal-Mart Stores, Inc.	8,986	503,755
WD-40 Co.	100	2,829
Weis Markets, Inc.	100	3,363
Winn-Dixie Stores, Inc.*	100	1,610
		4,582,899
Energy — 3.3%
Alpha Natural Resources, Inc.*	300	4,857
Anadarko Petroleum Corp.	1,867	71,973
Apache Corp.	1,348	100,466
Arch Coal, Inc.	600	9,774
Arena Resources, Inc.*	200	5,618
Atlas America, Inc.	112	1,663
ATP Oil & Gas Corp.*	100	585
Atwood Oceanics, Inc.*	200	3,056
Baker Hughes, Inc.	1,500	48,105
Basic Energy Services, Inc.*	100	1,304
Bill Barrett Corp.*	420	8,875
BJ Services Co.	7,150	83,441
BP plc ADR	2,350	109,839
Bristow Group, Inc.*	100	2,679
Cabot Oil & Gas Corp.	400	10,400
Cameron International Corp.*	1,300	26,650
CARBO Ceramics, Inc.	100	3,553
Carrizo Oil & Gas, Inc.*	100	1,610
Chesapeake Energy Corp.	2,740	44,306
Chevron Corp.	8,300	613,951
Cimarex Energy Co.	300	8,034
CNX Gas Corp.*	100	2,730
Comstock Resources, Inc.*	200	9,450
ConocoPhillips	6,183	320,279
Consol Energy, Inc.	700	20,006
Contango Oil & Gas Co.*	100	5,630
Continental Resources, Inc.*	100	2,071
CVR Energy, Inc.*	700	2,800
Denbury Resources, Inc.*	1,000	10,920
Devon Energy Corp.	1,800	118,278
Diamond Offshore Drilling, Inc.	300	17,682
Dresser-Rand Group, Inc.*	680	11,730
El Paso Corp.	3,720	29,128
Encore Acquisition Co.*	200	5,104
Energy Partners Ltd.*	76	103
Energy XXI Bermuda Ltd.	4,820	3,808
ENSCO International, Inc.	600	17,034
EOG Resources, Inc.	1,000	66,580
Exxon Mobil Corp.	21,015	1,677,627
FMC Technologies, Inc.*	500	11,915
Frontier Oil Corp.	400	5,052
Frontline Ltd./Bermuda	200	5,922
General Maritime Corp.	754	8,143
Goodrich Petroleum Corp.*	100	2,995
Gulfmark Offshore, Inc.*	100	2,379
Halliburton Co.	3,941	71,647
Harvest Natural Resources, Inc.*	100	430
Helmerich & Payne, Inc.	400	9,100
Hess Corp.	1,100	59,004
Holly Corp.	200	3,646
Hornbeck Offshore Services, Inc.*	100	1,634
IHS, Inc., Class A*	200	7,484
International Coal Group, Inc.*	400	920
Lufkin Industries, Inc.	100	3,450
Marathon Oil Corp.	2,806	76,772
Mariner Energy, Inc.*	400	4,080
Matrix Service Co.*	100	767
Meridian Resource Corp.*	300	171
Murphy Oil Corp.	800	35,480
NATCO Group, Inc., Class A*	100	1,518
National Oilwell Varco, Inc.*	1,904	46,534
Newfield Exploration Co.*	220	4,345
Newpark Resources*	300	1,110
Noble Corp.	700	15,463
Noble Energy, Inc.	700	34,454
Nordic American Tanker Shipping	100	3,375
Occidental Petroleum Corp.	3,352	201,086
Oceaneering International, Inc.*	400	11,656
Oil States International, Inc.*	200	3,738
Overseas Shipholding Group, Inc.	100	4,211
Pacific Ethanol, Inc.*	4,320	1,901
Parallel Petroleum Corp.*	100	201
Parker Drilling Co.*	300	870
Peabody Energy Corp.	1,100	25,025
Penn Virginia Corp.	200	5,196
PetroHawk Energy Corp.*	1,030	16,099
Petroleum Development Corp.*	100	2,407
Petroquest Energy, Inc.*	100	676
Pioneer Drilling Co.*	100	557
Plains Exploration & Production Co.*	437	10,156
Precision Drilling Trust	108	910
Pride International, Inc.*	1,180	18,856
Quest Resource Corp.*	8,780	3,863
Range Resources Corp.	650	22,354
Rentech, Inc.*	500	340
Rosetta Resources, Inc.*	200	1,416
Rowan Cos, Inc.	780	12,402
RPC, Inc.	225	2,196
Schlumberger Ltd.	4,340	183,712
SEACOR Holdings, Inc.*	100	6,665
Ship Finance International Ltd.	600	6,630
Smith International, Inc.	1,182	27,056
Southern Union Co.	940	12,258
Southwestern Energy Co.*	1,400	40,558
Spectra Energy Corp.	2,446	38,500
St. Mary Land & Exploration Co.	500	10,155
Sunoco, Inc.	500	21,730
Superior Energy Services, Inc.*	620	9,877
Swift Energy Co.*	100	1,681
Tesoro Corp.	920	12,116
Tidewater, Inc.	200	8,054
Transocean Ltd.*	1,258	59,441
Trico Marine Services, Inc.*	820	3,665
Unit Corp.*	200	5,344
USEC, Inc.*	300	1,347
Vaalco Energy, Inc.*	200	1,488
Valero Energy Corp.	2,200	47,608
Venoco, Inc.*	1,380	3,740
W&T Offshore, Inc.	100	1,432
Walter Industries, Inc.	200	3,502
Warren Resources, Inc.*	200	398
Weatherford International Ltd.*	2,040	22,073
Western Refining, Inc.	100	776
Whiting Petroleum Corp.*	181	6,056
Williams Cos., Inc.	2,400	34,752
World Fuel Services Corp.	100	3,700
XTO Energy, Inc.	2,175	76,712
		4,896,631
Financials — 4.8%
Acadia Realty Trust REIT	100	1,427
Advanta Corp., Class B	1,250	2,612
Aflac, Inc.	1,900	87,096
Alexander's, Inc. REIT	10	2,549
Alexandria Real Estate Equities, Inc. REIT	142	8,568
Alleghany Corp.*	16	4,512
Allied World Assurance Co. Holdings Ltd.	200	8,120
Allstate Corp./The	8,845	289,762
AMB Property Corp. REIT	660	15,457
Amcore Financial, Inc.	1,582	5,727
American Capital Agency Corp. REIT	260	5,554
American Equity Investment Life Holding Co.	100	700
American Express Co.	3,680	68,264
American Financial Group, Inc./OH	300	6,864
Ameriprise Financial, Inc.	1,220	28,499
Anchor Bancorp Wisconsin, Inc.	2,180	6,017
Annaly Capital Management, Inc. REIT	2,072	32,883
Anthracite Capital, Inc. REIT	200	446
Anworth Mortgage Asset Corp. REIT	200	1,286
AON Corp.	1,200	54,816
Apollo Investment Corp.	1,076	10,018
Arch Capital Group Ltd.*	200	14,020
Ares Capital Corp.	1,295	8,197
Argo Group International Holdings Ltd.*	164	5,563
Arthur J. Gallagher & Co.	400	10,364
Aspen Insurance Holdings Ltd.	600	14,550
Associated Banc-Corp	900	18,837
Assurant, Inc.	500	15,000
Astoria Financial Corp.	300	4,944
AvalonBay Communities, Inc. REIT	300	18,174
Axis Capital Holdings Ltd.	600	17,472
Bancorpsouth, Inc.	700	16,352
Bank Mutual Corp.	200	2,308
Bank of America Corp.	31,732	446,787
Bank of Hawaii Corp.	200	9,034
Bank of New York Mellon Corp./The	4,908	139,044
BankFinancial Corp.	100	1,019
BB&T Corp.	2,553	70,105
BGC Partners, Inc., Class A	1,260	3,478
BlackRock, Inc.	74	9,927
BOK Financial Corp.	100	4,040
Boston Private Financial Holdings, Inc.	1,280	8,755
Boston Properties, Inc. REIT	472	25,960
BRE Properties, Inc. REIT	200	5,596
Brookline Bancorp, Inc.	200	2,130
Brown & Brown, Inc.	400	8,360
Calamos Asset Management, Inc., Class A	580	4,292
Camden Property Trust REIT	420	13,163
Capital One Financial Corp.	6,369	203,107
Capital Southwest Corp.	60	6,490
Capitol Federal Financial	100	4,560
Capstead Mortgage Corp. REIT	200	2,154
Cascade Bancorp	125	844
Cash America International, Inc.	100	2,735
Cathay General Bancorp	200	4,750
CB Richard Ellis Group, Inc., Class A*	1,900	8,208
Cedar Shopping Centers, Inc. REIT	100	708
Central Pacific Financial Corp.	800	8,032
Charles Schwab Corp./The	3,717	60,104
Chemical Financial Corp.	100	2,788
Chubb Corp.	1,500	76,500
Cincinnati Financial Corp.	700	20,349
CIT Group, Inc.	100	454
Citigroup, Inc.	44,096	295,884
Citizens Republic Bancorp, Inc.	3,473	10,350
City Holding Co.	100	3,478
City National Corp./CA	420	20,454
CME Group, Inc.	296	61,601
CNA Financial Corp.	540	8,878
Columbia Banking System, Inc.	100	1,193
Comerica, Inc.	3,850	76,423
Commerce Bancshares, Inc./MO	253	11,119
Community Bank System, Inc.	100	2,439
Community Trust Bancorp, Inc.	100	3,675
Compass Diversified Holdings	440	4,950
Corporate Office Properties Trust SBI MD REIT	200	6,140
Cousins Properties, Inc. REIT	540	7,479
Cullen/Frost Bankers, Inc.	300	15,204
CVB Financial Corp.	275	3,272
DCT Industrial Trust, Inc. REIT	1,820	9,209
Delphi Financial Group, Inc., Class A	150	2,766
DiamondRock Hospitality Co. REIT	1,600	8,112
Digital Realty Trust, Inc. REIT	300	9,855
Dime Community Bancshares	100	1,330
Discover Financial Services	2,580	24,587
Dollar Financial Corp.*	440	4,532
Doral Financial Corp.*	780	5,850
Douglas Emmett, Inc. REIT	900	11,754
Duke Realty Corp. REIT	1,200	13,152
East West Bancorp, Inc.	600	9,582
EastGroup Properties, Inc. REIT	100	3,558
Eaton Vance Corp.	720	15,127
Education Realty Trust, Inc. REIT	100	522
eHealth, Inc.*	100	1,328
Employers Holdings, Inc.	200	3,300
Endurance Specialty Holdings Ltd.	200	6,106
Enstar Group Ltd.*	36	2,129
Entertainment Properties Trust REIT	100	2,980
Equity Lifestyle Properties, Inc. REIT	100	3,836
Equity One, Inc. REIT	100	1,770
Equity Residential REIT	1,100	32,802
Erie Indemnity Co., Class A	200	7,526
Essex Property Trust, Inc. REIT	100	7,675
Everest Re Group Ltd.	247	18,807
Extra Space Storage, Inc. REIT	300	3,096
Ezcorp, Inc., Class A*	300	4,563
FBL Financial Group, Inc., Class A	100	1,545
FBR Capital Markets Corp.*	900	4,374
Federal Agricultural Mortgage Corp., Class C	1,000	3,500
Federal Realty Investment Trust REIT	258	16,017
Federated Investors, Inc., Class B	860	14,586
FelCor Lodging Trust, Inc. REIT	2,620	4,821
Fidelity National Financial, Inc., Class A	7,350	130,463
Financial Federal Corp.	150	3,490
First American Corp.	580	16,756
First Bancorp/Puerto Rico	200	2,228
First Busey Corp.	200	3,648
First Cash Financial Services, Inc.*	100	1,906
First Citizens BancShares, Inc./NC, Class A	26	3,973
First Commonwealth Financial Corp.	800	9,904
First Financial Bancorp	100	1,239
First Financial Bankshares, Inc.	100	5,521
First Financial Corp./IN	100	4,099
First Horizon National Corp.	319	3,373
First Merchants Corp.	100	2,221
First Midwest Bancorp, Inc./IL	700	13,979
First Niagara Financial Group, Inc.	400	6,468
First Place Financial Corp./OH	100	383
First Potomac Realty Trust REIT	100	930
FirstMerit Corp.	740	15,237
Flagstar Bancorp, Inc.*	5,340	3,791
Flushing Financial Corp.	100	1,196
FNB Corp./PA	880	11,616
Forestar Group, Inc.*	653	6,217
Franklin Resources, Inc.	636	40,564
Franklin Street Properties Corp. REIT	200	2,950
Frontier Financial Corp.	990	4,316
Fulton Financial Corp.	1,645	15,825
FX Real Estate and Entertainment, Inc.*	20	3
Getty Realty Corp. REIT	100	2,106
Glacier Bancorp, Inc.	150	2,853
Glimcher Realty Trust REIT	100	281
Goldman Sachs Group, Inc./The	1,855	156,543
Greenhill & Co., Inc.	100	6,977
Greenlight Capital Re Ltd., Class A*	100	1,299
Guaranty Bancorp*	200	400
Guaranty Financial Group, Inc.*	2,053	5,358
Hancock Holding Co.	100	4,546
Hanmi Financial Corp.	2,220	4,573
Hanover Insurance Group, Inc./The	200	8,594
Harleysville Group, Inc.	100	3,473
Harleysville National Corp.	105	1,516
Hartford Financial Services Group, Inc.	840	13,793
HCC Insurance Holdings, Inc.	400	10,700
HCP, Inc. REIT	1,000	27,770
Health Care REIT, Inc. REIT	400	16,880
Healthcare Realty Trust, Inc. REIT	200	4,696
Highwoods Properties, Inc. REIT	200	5,472
Hilltop Holdings, Inc.*	124	1,208
Home Properties, Inc. REIT	100	4,060
Horace Mann Educators Corp.	100	919
Host Hotels & Resorts, Inc. REIT	2,989	22,627
HRPT Properties Trust REIT	2,840	9,571
Hudson City Bancorp, Inc.	2,100	33,516
Huntington Bancshares, Inc./OH	2,813	21,548
IBERIABANK Corp.	100	4,800
Independent Bank Corp./MA	100	2,616
Infinity Property & Casualty Corp.	100	4,673
Inland Real Estate Corp. REIT	200	2,596
Integra Bank Corp.	2,540	3,480
Interactive Brokers Group, Inc., Class A*	100	1,789
IntercontinentalExchange, Inc.*	300	24,732
International Bancshares Corp.	220	4,803
Invesco Ltd.	2,080	30,035
Investment Technology Group, Inc.*	200	4,544
Investors Bancorp, Inc.*	300	4,029
Investors Real Estate Trust REIT	200	2,142
IPC Holdings Ltd.	200	5,980
Janus Capital Group, Inc.	1,380	11,081
Jefferies Group, Inc.	600	8,436
Jones Lang LaSalle, Inc.	145	4,016
JPMorgan Chase & Co.	19,176	604,619
KBW, Inc.*	100	2,300
Keycorp	780	6,646
Kilroy Realty Corp. REIT	100	3,346
Kimco Realty Corp. REIT	1,185	21,662
Kite Realty Group Trust REIT	100	556
Knight Capital Group, Inc., Class A*	400	6,460
LaBranche & Co., Inc.*	200	958
Lakeland Bancorp, Inc.	110	1,239
Lazard Ltd., Class A	300	8,922
Legg Mason, Inc.	38	833
Leucadia National Corp.*	920	18,216
Lexington Realty Trust REIT	1,400	7,000
Liberty Property Trust REIT	400	9,132
Lincoln National Corp.	1,369	25,792
Loews Corp.	1,238	34,973
LTC Properties, Inc. REIT	100	2,028
M&T Bank Corp.	460	26,409
Macerich Co./The REIT	40	726
Mack-Cali Realty Corp. REIT	300	7,350
Maguire Properties, Inc. REIT*	2,040	2,978
Markel Corp.*	43	12,857
Marsh & McLennan Cos., Inc.	2,000	48,540
Marshall & Ilsley Corp.	1,915	26,121
Max Capital Group Ltd.	200	3,540
MB Financial, Inc.	100	2,795
Medical Properties Trust, Inc. REIT	100	631
Mercury General Corp.	100	4,599
Merrill Lynch & Co., Inc.	4,753	55,325
Meruelo Maddux Properties, Inc.*	7,080	8,779
MetLife, Inc.	5,645	196,785
MFA Mortgage Investments, Inc. REIT	700	4,123
Mid-America Apartment Communities, Inc. REIT	100	3,716
Midwest Banc Holdings, Inc.	2,860	4,004
Montpelier Re Holdings Ltd.	400	6,716
Moody's Corp.	640	12,858
Morgan Stanley	7,780	124,791
NASDAQ OMX Group, Inc./The*	640	15,814
National City Corp.	36,873	66,740
National Financial Partners Corp.	1,280	3,891
National Health Investors, Inc. REIT	100	2,743
National Penn Bancshares, Inc.	234	3,395
National Retail Properties, Inc. REIT	300	5,157
National Western Life Insurance Co., Class A	13	2,199
Nationwide Financial Services	200	10,442
Nationwide Health Properties, Inc. REIT	400	11,488
Navigators Group, Inc.*	100	5,491
NBT Bancorp, Inc.	100	2,796
Nelnet, Inc., Class A	100	1,433
New York Community Bancorp, Inc.	2,260	27,030
NewAlliance Bancshares, Inc.	400	5,268
NewStar Financial, Inc.*	1,000	3,990
Northern Trust Corp.	900	46,926
NorthStar Realty Finance Corp. REIT	200	782
Northwest Bancorp, Inc.	100	2,138
NYSE Euronext	1,280	35,046
Ocwen Financial Corp.*	100	918
Odyssey Re Holdings Corp.	100	5,181
Old National Bancorp/IN	720	13,075
Old Republic International Corp.	1,490	17,761
Omega Healthcare Investors, Inc. REIT	300	4,791
Oriental Financial Group, Inc.	100	605
Pacific Capital Bancorp NA	200	3,376
PacWest Bancorp	400	10,760
Park National Corp.	40	2,870
Parkway Properties, Inc./Md REIT	100	1,800
PartnerRe Ltd.	200	14,254
PennantPark Investment Corp.	1,100	3,971
Pennsylvania Real Estate Investment Trust REIT	880	6,556
People's United Financial, Inc.	1,398	24,926
PHH Corp.*	820	10,439
Phoenix Cos., Inc./The	2,360	7,717
Pinnacle Financial Partners, Inc.*	100	2,981
Piper Jaffray Cos.*	100	3,976
Platinum Underwriters Holdings Ltd.	200	7,216
Plum Creek Timber Co., Inc. REIT	700	24,318
PNC Financial Services Group, Inc.	1,608	78,792
Portfolio Recovery Associates, Inc.*	100	3,384
Potlatch Corp. REIT	138	3,589
Presidential Life Corp.	100	989
Principal Financial Group, Inc.	1,311	29,589
PrivateBancorp, Inc.	100	3,246
ProAssurance Corp.*	100	5,278
Progressive Corp./The	2,700	39,987
Prospect Capital Corp.	440	5,267
Prosperity Bancshares, Inc.	200	5,918
Provident Bankshares Corp.	620	5,989
Provident Financial Services, Inc.	200	3,060
Provident New York Bancorp	100	1,240
Prudential Financial, Inc.	1,940	58,704
PS Business Parks, Inc. REIT	100	4,466
Public Storage REIT	513	40,783
Raymond James Financial, Inc.	400	6,852
Rayonier, Inc. REIT	300	9,405
Realty Income Corp. REIT	400	9,260
Regency Centers Corp. REIT	300	14,010
Regions Financial Corp.	1,776	14,137
Reinsurance Group of America, Inc.	440	18,841
RenaissanceRe Holdings Ltd.	300	15,468
Renasant Corp.	100	1,703
Resource America, Inc., Class A	100	400
RLI Corp.	100	6,116
Royal Bank of Canada	26	771
S&T Bancorp, Inc.	100	3,550
Safety Insurance Group, Inc.	100	3,806
Sandy Spring Bancorp, Inc.	100	2,183
Saul Centers, Inc. REIT	100	3,950
SEI Investments Co.	880	13,825
Selective Insurance Group	200	4,586
Senior Housing Properties Trust REIT	400	7,168
Signature Bank/New York NY*	100	2,869
Simmons First National Corp., Class A	100	2,947
Simon Property Group, Inc. REIT	936	49,730
SLM Corp.*	472	4,201
Sovran Self Storage, Inc. REIT	100	3,600
StanCorp Financial Group, Inc.	200	8,354
Sterling Bancorp/NY	105	1,473
Sterling Bancshares, Inc./TX	1,260	7,661
Stewart Information Services Corp.	100	2,349
Stifel Financial Corp.*	150	6,877
Student Loan Corp./The	160	6,560
Sun Communities, Inc. REIT	100	1,400
Sunstone Hotel Investors, Inc. REIT	1,080	6,685
SunTrust Banks, Inc.	1,860	54,944
Susquehanna Bancshares, Inc.	764	12,155
SVB Financial Group*	340	8,918
SWS Group, Inc.	150	2,842
Synovus Financial Corp.	2,280	18,924
T. Rowe Price Group, Inc.	1,100	38,984
Tanger Factory Outlet Centers REIT	100	3,762
Taubman Centers, Inc. REIT	200	5,092
TCF Financial Corp.	1,200	16,392
TD AMERITRADE Holding Corp.*	900	12,825
Tejon Ranch Co.*	100	2,474
Texas Capital Bancshares, Inc.*	100	1,336
TFS Financial Corp.	400	5,160
thinkorswim Group, Inc.*	300	1,686
Thomas Properties Group, Inc.	1,300	3,367
Thomas Weisel Partners Group, Inc.*	960	4,531
Torchmark Corp.	4,350	194,445
Tower Group, Inc.	100	2,821
TowneBank/Portsmouth VA	100	2,479
Transatlantic Holdings, Inc.	100	4,006
Travelers Cos., Inc./The	2,400	108,480
Tree.com, Inc.*	23	60
TrustCo Bank Corp. NY	300	2,853
Trustmark Corp.	200	4,318
UBS AG*	10,600	151,580
UCBH Holdings, Inc.	1,460	10,045
UDR, Inc. REIT	500	6,895
UMB Financial Corp.	200	9,828
Umpqua Holdings Corp.	200	2,894
United Bankshares, Inc.	100	3,322
United Community Banks, Inc./GA	581	7,887
United Community Financial Corp./OH	103	93
United Fire & Casualty Co.	100	3,107
Univest Corp of Pennsylvania	100	3,214
Unum Group	1,500	27,900
Urstadt Biddle Properties, Inc. REIT	100	1,593
U-Store-It Trust REIT	100	445
Validus Holdings Ltd.	300	7,848
Valley National Bancorp	1,023	20,716
Ventas, Inc. REIT	500	16,785
Vornado Realty Trust REIT	549	33,132
W.R. Berkley Corp.	600	18,600
Wachovia Corp.	1	6
Waddell & Reed Financial, Inc., Class A	780	12,059
Washington Federal, Inc.	300	4,488
Washington Real Estate Investment Trust REIT	200	5,660
Weingarten Realty Investors REIT	540	11,173
Wells Fargo & Co.	15,393	453,786
WesBanco, Inc.	100	2,721
Wesco Financial Corp.	8	2,303
West Coast Bancorp/OR	100	659
Westamerica Bancorporation	100	5,115
Whitney Holding Corp./LA	980	15,670
Willis Group Holdings Ltd.	31	771
Wilmington Trust Corp.	300	6,672
Wintrust Financial Corp.	100	2,057
World Acceptance Corp.*	100	1,976
Zenith National Insurance Corp.	150	4,735
		7,165,186
Health Care — 4.2%
Abaxis, Inc.*	100	1,603
Abbott Laboratories	6,200	330,894
Abiomed, Inc.*	100	1,642
Abraxis Bioscience, Inc.*	25	1,648
Accuray, Inc.*	660	3,406
Acorda Therapeutics, Inc.*	164	3,364
Aetna, Inc.	2,000	57,000
Albany Molecular Research, Inc.*	100	974
Alexion Pharmaceuticals, Inc.*	400	14,476
Align Technology, Inc.*	200	1,750
Alkermes, Inc.*	300	3,195
Allergan, Inc.	1,257	50,682
Allscripts-Misys Healthcare Solutions, Inc.	200	1,984
Alnylam Pharmaceuticals, Inc.*	100	2,473
AMAG Pharmaceuticals, Inc.*	100	3,585
Amedisys, Inc.*	134	5,540
American Medical Systems Holdings, Inc.*	200	1,798
AMERIGROUP Corp.*	200	5,904
AmerisourceBergen Corp.	7,350	262,101
Amgen, Inc.*	4,376	252,714
AMN Healthcare Services, Inc.*	100	846
Amsurg Corp.*	100	2,334
Amylin Pharmaceuticals, Inc.*	900	9,765
Analogic Corp.	100	2,728
Arena Pharmaceuticals, Inc.*	1,060	4,420
Ariad Pharmaceuticals, Inc.*	200	170
Array Biopharma, Inc.*	200	810
athenahealth, Inc.*	100	3,762
Auxilium Pharmaceuticals, Inc.*	200	5,688
Baxter International, Inc.	2,500	133,975
Beckman Coulter, Inc.	300	13,182
Becton Dickinson & Co.	1,000	68,390
Biogen Idec, Inc.*	1,163	55,394
BioMarin Pharmaceutical, Inc.*	400	7,120
Bio-Rad Laboratories, Inc., Class A*	100	7,531
Boston Scientific Corp.*	6,787	52,531
Bristol-Myers Squibb Co.	12,124	281,883
Brookdale Senior Living, Inc.	720	4,018
C.R. Bard, Inc.	400	33,704
Cambrex Corp.*	100	462
Cardinal Health, Inc.	1,400	48,258
Catalyst Health Solutions, Inc.*	100	2,435
Celera Corp.*	300	3,339
Celgene Corp.*	1,738	96,077
Cell Genesys, Inc.*	14,980	3,296
Centene Corp.*	100	1,971
Cephalon, Inc.*	300	23,112
Cepheid, Inc.*	200	2,076
Cerner Corp.*	300	11,535
Charles River Laboratories International, Inc.*	300	7,860
Chemed Corp.	100	3,977
Cigna Corp.	1,155	19,462
Community Health Systems, Inc.*	800	11,664
Conceptus, Inc.*	100	1,522
Conmed Corp.*	100	2,394
Cougar Biotechnology, Inc.*	100	2,600
Covance, Inc.*	252	11,600
Covidien Ltd.	2,000	72,480
Cross Country Healthcare, Inc.*	100	879
Cubist Pharmaceuticals, Inc.*	200	4,832
CV Therapeutics, Inc.*	100	921
Cyberonics, Inc.*	100	1,657
Cypress Bioscience, Inc.*	100	684
Datascope Corp.	100	5,224
DaVita, Inc.*	400	19,828
Dendreon Corp.*	400	1,832
Dentsply International, Inc.	600	16,944
Dionex Corp.*	100	4,485
Eclipsys Corp.*	200	2,838
Edwards Lifesciences Corp.*	200	10,990
Eli Lilly & Co.	3,973	159,993
Endo Pharmaceuticals Holdings, Inc.*	500	12,940
Enzo Biochem, Inc.*	100	489
Enzon Pharmaceuticals, Inc.*	200	1,166
eResearchTechnology, Inc.*	200	1,326
Exelixis, Inc.*	300	1,506
Express Scripts, Inc.*	900	49,482
Facet Biotech Corp.*	80	767
Forest Laboratories, Inc.*	1,040	26,489
Genentech, Inc.*	1,900	157,529
Gen-Probe, Inc.*	200	8,568
Gentiva Health Services, Inc.*	100	2,926
Genzyme Corp.*	1,100	73,007
Geron Corp.*	200	934
Gilead Sciences, Inc.*	3,700	189,218
Greatbatch, Inc.*	100	2,646
Haemonetics Corp.*	100	5,650
Hanger Orthopedic Group, Inc.*	200	2,902
Healthsouth Corp.*	800	8,768
Healthspring, Inc.*	200	3,994
Henry Schein, Inc.*	400	14,676
HLTH Corp.*	409	4,278
HMS Holdings Corp.*	100	3,152
Hologic, Inc.*	1,016	13,279
Hospira, Inc.*	600	16,092
Humana, Inc.*	700	26,096
ICU Medical, Inc.*	100	3,314
Idexx Laboratories, Inc.*	300	10,824
I-Flow Corp.*	100	480
Illumina, Inc.*	500	13,025
Immucor, Inc.*	300	7,974
IMS Health, Inc.	700	10,612
Incyte Corp. Ltd.*	300	1,137
Indevus Pharmaceuticals, Inc.*	1,060	3,328
Integra LifeSciences Holdings Corp.*	100	3,557
InterMune, Inc.*	100	1,058
Intuitive Surgical, Inc.*	157	19,937
Invacare Corp.	100	1,552
inVentiv Health, Inc.*	100	1,154
Inverness Medical Innovations, Inc.*	520	9,833
Isis Pharmaceuticals, Inc.*	400	5,672
Jazz Pharmaceuticals, Inc.*	1,500	2,895
Johnson & Johnson	12,809	766,362
Kindred Healthcare, Inc.*	100	1,302
King Pharmaceuticals, Inc.*	800	8,496
KV Pharmaceutical Co., Class A*	100	288
Laboratory Corp. of America Holdings*	500	32,205
Landauer, Inc.	54	3,958
Life Technologies Corp.*	709	16,527
LifePoint Hospitals, Inc.*	200	4,568
Ligand Pharmaceuticals, Inc., Class B*	1,600	4,384
Lincare Holdings, Inc.*	100	2,693
Luminex Corp.*	100	2,136
Magellan Health Services, Inc.*	200	7,832
MannKind Corp.*	100	343
Martek Biosciences Corp.*	100	3,031
Masimo Corp.*	200	5,966
McKesson Corp.	1,173	45,430
Medarex, Inc.*	400	2,232
Medco Health Solutions, Inc.*	2,000	83,820
Medicines Co./The*	200	2,946
Medicis Pharmaceutical Corp., Class A	200	2,780
Medivation, Inc.*	100	1,457
Medtronic, Inc.	4,260	133,849
Mentor Corp.	240	7,423
Merck & Co., Inc.	12,925	392,920
Meridian Bioscience, Inc.	150	3,820
Merit Medical Systems, Inc.*	100	1,793
Millipore Corp.*	200	10,304
Mylan, Inc.*	1,680	16,615
Myriad Genetics, Inc.*	200	13,252
Nabi Biopharmaceuticals*	200	670
Natus Medical, Inc.*	100	1,295
Nektar Therapeutics*	300	1,668
Noven Pharmaceuticals, Inc.*	100	1,100
NuVasive, Inc.*	200	6,930
Odyssey HealthCare, Inc.*	100	925
Omnicare, Inc.	260	7,218
Omnicell, Inc.*	200	2,442
Onyx Pharmaceuticals, Inc.*	200	6,832
OraSure Technologies, Inc.*	200	736
Orthofix International NV*	100	1,533
OSI Pharmaceuticals, Inc.*	212	8,279
Owens & Minor, Inc.	200	7,530
Palomar Medical Technologies, Inc.*	100	1,153
Par Pharmaceutical Cos, Inc.*	100	1,341
Parexel International Corp.*	200	1,942
Patterson Cos., Inc.*	100	1,875
Pediatrix Medical Group, Inc.*	200	6,340
PerkinElmer, Inc.	400	5,564
Perrigo Co.	300	9,693
Pfizer, Inc.	26,476	468,890
Pharmaceutical Product Development, Inc.	400	11,604
PharMerica Corp.*	102	1,598
Phase Forward, Inc.*	100	1,252
Progenics Pharmaceuticals, Inc.*	100	1,031
Providence Service Corp./The*	1,440	2,088
PSS World Medical, Inc.*	200	3,764
Psychiatric Solutions, Inc.*	200	5,570
Quest Diagnostics, Inc.	600	31,146
Quidel Corp.*	200	2,614
Regeneron Pharmaceuticals, Inc.*	200	3,672
RehabCare Group, Inc.*	100	1,516
Res-Care, Inc.*	100	1,502
Resmed, Inc.*	300	11,244
Rigel Pharmaceuticals, Inc.*	100	800
Salix Pharmaceuticals Ltd.*	100	883
Savient Pharmaceuticals, Inc.*	300	1,737
Schering-Plough Corp.	10,650	181,369
Seattle Genetics, Inc.*	400	3,576
Sequenom, Inc.*	200	3,968
SonoSite, Inc.*	100	1,908
St. Jude Medical, Inc.*	1,400	46,144
STERIS Corp.	200	4,778
Stryker Corp.	1,200	47,940
Sun Healthcare Group, Inc.*	200	1,770
SurModics, Inc.*	100	2,527
Symmetry Medical, Inc.*	100	797
Techne Corp.	200	12,904
Teleflex, Inc.	200	10,020
Theravance, Inc.*	200	2,478
Thermo Fisher Scientific, Inc.*	1,700	57,919
Thoratec Corp.*	200	6,498
TomoTherapy, Inc.*	1,300	3,094
United Therapeutics Corp.*	100	6,255
UnitedHealth Group, Inc.	4,926	131,032
Universal American Corp.*	100	882
Universal Health Services, Inc., Class B	200	7,514
Valeant Pharmaceuticals International*	300	6,870
Varian Medical Systems, Inc.*	500	17,520
Varian, Inc.*	100	3,351
VCA Antech, Inc.*	300	5,964
Vertex Pharmaceuticals, Inc.*	600	18,228
Viropharma, Inc.*	200	2,604
Vital Images, Inc.*	100	1,391
Vivus, Inc.*	300	1,596
Volcano Corp.*	200	3,000
Warner Chilcott Ltd., Class A*	300	4,350
Waters Corp.*	400	14,660
Watson Pharmaceuticals, Inc.*	400	10,628
WellPoint, Inc.*	4,222	177,873
West Pharmaceutical Services, Inc.	100	3,777
Wright Medical Group, Inc.*	100	2,043
Wyeth	5,300	198,803
XenoPort, Inc.*	100	2,508
Zimmer Holdings, Inc.*	752	30,396
Zoll Medical Corp.*	200	3,778
Zymogenetics, Inc.*	100	300
		6,224,165
Industrials — 3.3%
3M Co.	2,853	164,162
AAR Corp.*	100	1,841
ABM Industries, Inc.	100	1,905
ACCO Brands Corp.*	1,360	4,692
Actuant Corp., Class A	200	3,804
Acuity Brands, Inc.	200	6,982
Administaff, Inc.	100	2,168
Advisory Board Co./The*	100	2,230
Aecom Technology Corp.*	400	12,292
AGCO Corp.*	400	9,436
Aircastle Ltd.	1,000	4,780
Airtran Holdings, Inc.*	300	1,332
Alaska Air Group, Inc.*	200	5,850
Albany International Corp., Class A	100	1,284
Allegiant Travel Co.*	100	4,857
Alliant Techsystems, Inc.*	146	12,521
American Ecology Corp.	100	2,023
American Superconductor Corp.*	200	3,262
Ameron International Corp.	56	3,524
Ametek, Inc.	450	13,595
AMR Corp.*	1,480	15,792
AO Smith Corp.	100	2,952
Apogee Enterprises, Inc.	100	1,036
Applied Industrial Technologies, Inc.	150	2,838
Arkansas Best Corp.	100	3,011
Armstrong World Industries, Inc.	100	2,162
Astec Industries, Inc.*	100	3,133
ATC Technology Corp.*	100	1,463
Avery Dennison Corp.	680	22,256
Baldor Electric Co.	200	3,570
Barnes Group, Inc.	200	2,900
Beacon Roofing Supply, Inc.*	150	2,082
Belden, Inc.	200	4,176
Blount International, Inc.*	100	948
Boeing Co.	6,551	279,531
Bowne & Co., Inc.	780	4,586
Brady Corp., Class A	200	4,790
Briggs & Stratton Corp.	200	3,518
Brink's Co./The	200	5,376
Bucyrus International, Inc.	300	5,556
Builders FirstSource, Inc.*	2,780	4,253
Burlington Northern Santa Fe Corp.	1,100	83,281
Carlisle Cos., Inc.	200	4,140
Cascade Corp.	100	2,986
Caterpillar, Inc.	2,446	109,263
CBIZ, Inc.*	200	1,730
Celadon Group, Inc.*	100	853
Cenveo, Inc.*	200	890
Ceradyne, Inc.*	100	2,031
CH Robinson Worldwide, Inc.	700	38,521
Cintas Corp.	60	1,394
CIRCOR International, Inc.	100	2,750
Clarcor, Inc.	200	6,636
Clean Harbors, Inc.*	100	6,344
Comfort Systems USA, Inc.	100	1,066
Commercial Vehicle Group, Inc.*	4,140	3,850
Continental Airlines, Inc., Class B*	400	7,224
Cooper Industries Ltd., Class A	700	20,461
Copa Holdings SA, Class A	100	3,032
Copart, Inc.*	300	8,157
Corrections Corp. of America*	600	9,816
CoStar Group, Inc.*	100	3,294
Covanta Holding Corp.*	514	11,287
CRA International, Inc.*	100	2,693
Crane Co.	560	9,654
CSX Corp.	1,600	51,952
Cubic Corp.	100	2,720
Cummins, Inc.	800	21,384
Curtiss-Wright Corp.	200	6,678
Danaher Corp.	1,000	56,610
Deere & Co.	1,876	71,888
Delta Air Lines, Inc.*	2,844	32,592
Deluxe Corp.	640	9,574
Dollar Thrifty Automotive Group, Inc.*	3,260	3,553
Donaldson Co., Inc.	300	10,095
Dover Corp.	800	26,336
Dun & Bradstreet Corp.	200	15,440
Dycom Industries, Inc.*	160	1,315
Eaton Corp.	700	34,797
EMCOR Group, Inc.*	480	10,766
Emerson Electric Co.	3,100	113,491
Encore Wire Corp.	100	1,896
EnerSys*	200	2,200
Ennis, Inc.	100	1,211
EnPro Industries, Inc.*	100	2,154
Equifax, Inc.	655	17,371
ESCO Technologies, Inc.*	100	4,095
Esterline Technologies Corp.*	100	3,789
Expeditors International of Washington, Inc.	800	26,616
Fastenal Co.	500	17,425
Federal Signal Corp.	200	1,642
FedEx Corp.	1,249	80,123
First Solar, Inc.*	176	24,281
Flowserve Corp.	236	12,154
Fluor Corp.	694	31,140
Forward Air Corp.	100	2,427
Foster Wheeler Ltd.*	600	14,028
Franklin Electric Co., Inc.	100	2,811
FTI Consulting, Inc.*	200	8,936
FuelCell Energy, Inc.*	200	776
G&K Services, Inc., Class A	100	2,022
Gardner Denver, Inc.*	200	4,668
GATX Corp.	200	6,194
General Cable Corp.*	200	3,538
General Dynamics Corp.	1,600	92,144
General Electric Co.	42,515	688,743
Genesee & Wyoming, Inc., Class A*	150	4,575
Geo Group, Inc./The*	300	5,409
Gibraltar Industries, Inc.	100	1,194
Goodrich Corp.	500	18,510
Graco, Inc.	300	7,119
GrafTech International Ltd.*	880	7,322
Granite Construction, Inc.	100	4,393
Griffon Corp.*	163	1,521
Harsco Corp.	400	11,072
Healthcare Services Group, Inc.	150	2,390
Heartland Express, Inc.	266	4,192
HEICO Corp.	100	3,883
Heidrick & Struggles International, Inc.	100	2,154
Herman Miller, Inc.	200	2,606
Hexcel Corp.*	300	2,217
Honeywell International, Inc.	3,000	98,490
HUB Group, Inc., Class A*	200	5,306
Hubbell, Inc., Class B	200	6,536
Hudson Highland Group, Inc.*	100	335
Huron Consulting Group, Inc.*	100	5,727
IDEX Corp.	300	7,245
II-VI, Inc.*	100	1,909
Illinois Tool Works, Inc.	1,900	66,595
Insituform Technologies, Inc., Class A*	100	1,969
Interface, Inc., Class A	200	928
Interline Brands, Inc.*	100	1,063
Iron Mountain, Inc.*	700	17,311
ITT Corp.	700	32,193
J.B. Hunt Transport Services, Inc.	400	10,508
Jacobs Engineering Group, Inc.*	500	24,050
JetBlue Airways Corp.*	550	3,905
John Bean Technologies Corp.	108	882
Joy Global, Inc.	450	10,301
Kadant, Inc.*	100	1,348
Kaman Corp.	100	1,813
Kansas City Southern*	400	7,620
Kaydon Corp.	300	10,305
KBR, Inc.	935	14,212
Kelly Services, Inc., Class A	100	1,301
Kennametal, Inc.	400	8,876
Kforce, Inc.*	100	768
Kimball International, Inc., Class B	100	861
Kirby Corp.*	200	5,472
Knight Transportation, Inc.	150	2,418
Knoll, Inc.	100	902
Korn/Ferry International*	100	1,142
L-3 Communications Holdings, Inc.	1,650	121,737
Landstar System, Inc.	200	7,686
LECG Corp.*	100	671
Lennox International, Inc.	200	6,458
Lincoln Electric Holdings, Inc.	200	10,186
Lockheed Martin Corp.	1,300	109,304
LSI Industries, Inc.	100	687
Manitowoc Co., Inc./The	932	8,071
Manpower, Inc.	351	11,930
Masco Corp.	700	7,791
MasTec, Inc.*	100	1,158
Mcgrath Rentcorp	100	2,136
Medis Technologies Ltd.*	9,960	4,482
Middleby Corp.*	70	1,909
Mine Safety Appliances Co.	100	2,391
Mobile Mini, Inc.*	200	2,884
Moog, Inc., Class A*	200	7,314
MPS Group, Inc.*	300	2,259
MSC Industrial Direct Co., Class A	200	7,366
Mueller Industries, Inc.	100	2,508
Mueller Water Products, Inc., Class A	500	4,200
Navigant Consulting, Inc.*	200	3,174
NCI Building Systems, Inc.*	100	1,630
Norfolk Southern Corp.	1,500	70,575
Northrop Grumman Corp.	6,650	299,516
Old Dominion Freight Line, Inc.*	150	4,269
Orbital Sciences Corp.*	200	3,906
Otter Tail Corp.	100	2,333
Owens Corning, Inc.*	400	6,920
PACCAR, Inc.	1,450	41,470
Pacer International, Inc.	100	1,043
Pall Corp.	500	14,215
Parker Hannifin Corp.	700	29,778
Pentair, Inc.	400	9,468
Perini Corp.*	200	4,676
Pitney Bowes, Inc.	460	11,721
Power-One, Inc.*	300	357
Precision Castparts Corp.	548	32,595
Quanex Building Products Corp.	150	1,406
Quanta Services, Inc.*	1,002	19,840
R.R. Donnelley & Sons Co.	100	1,358
Raven Industries, Inc.	100	2,410
Raytheon Co.	1,700	86,768
RBC Bearings, Inc.*	100	2,028
Regal-Beloit Corp.	100	3,799
Republic Airways Holdings, Inc.*	100	1,067
Republic Services, Inc.	1,425	35,326
Resources Connection, Inc.*	200	3,276
Robbins & Myers, Inc.	200	3,234
Robert Half International, Inc.	600	12,492
Rockwell Automation, Inc.	600	19,344
Rockwell Collins, Inc.	700	27,363
Rollins, Inc.	150	2,712
Roper Industries, Inc.	400	17,364
RSC Holdings, Inc.*	200	1,704
Rush Enterprises, Inc., Class A*	150	1,286
Ryder System, Inc.	200	7,756
Seaboard Corp.	2	2,388
Shaw Group, Inc./The*	520	10,644
Simpson Manufacturing Co., Inc.	100	2,776
Skywest, Inc.	200	3,720
Southwest Airlines Co.	3,000	25,860
Spherion Corp.*	200	442
SPX Corp.	380	15,409
Steelcase, Inc., Class A	1,100	6,182
Stericycle, Inc.*	400	20,832
Sunpower Corp., Class A*	420	15,540
SYKES Enterprises, Inc.*	100	1,912
Taser International, Inc.*	200	1,056
TBS International Ltd., Class A*	320	3,210
Team, Inc.*	100	2,770
Tecumseh Products Co., Class A*	100	958
Teledyne Technologies, Inc.*	200	8,910
Terex Corp.*	400	6,928
Tetra Tech, Inc.*	200	4,830
Textron, Inc.	1,420	19,695
Thomas & Betts Corp.*	440	10,569
Timken Co.	400	7,852
Titan International, Inc.	125	1,031
Toro Co.	200	6,600
TransDigm Group, Inc.*	100	3,357
Tredegar Corp.	100	1,818
Trimas Corp.*	2,120	2,926
Trinity Industries, Inc.	620	9,771
Triumph Group, Inc.	100	4,246
TrueBlue, Inc.*	200	1,914
Tyco International Ltd.	1,620	34,992
UAL Corp.	820	9,036
Union Pacific Corp.	2,057	98,325
United Parcel Service, Inc., Class B	2,800	154,448
United Stationers, Inc.*	100	3,349
United Technologies Corp.	3,900	209,040
Universal Forest Products, Inc.	100	2,691
URS Corp.*	460	18,754
UTi Worldwide, Inc.	400	5,736
Valmont Industries, Inc.	100	6,136
Viad Corp.	100	2,474
Vicor Corp.	100	661
W.W. Grainger, Inc.	300	23,652
Wabash National Corp.	100	450
Wabtec Corp.	200	7,950
Waste Connections, Inc.*	300	9,471
Waste Management, Inc.	2,000	66,280
Watsco, Inc.	100	3,840
Watson Wyatt Worldwide, Inc., Class A	200	9,564
Watts Water Technologies, Inc., Class A	100	2,497
Werner Enterprises, Inc.	200	3,468
Woodward Governor Co.	200	4,604
		4,925,116
Information Technology — 4.5%
3Com Corp.*	3,300	7,524
Accenture Ltd., Class A	2,400	78,696
ACI Worldwide, Inc.*	100	1,590
Actel Corp.*	100	1,172
Activision Blizzard, Inc.*	2,400	20,736
Adaptec, Inc.*	400	1,320
Adobe Systems, Inc.*	2,416	51,437
Adtran, Inc.	200	2,976
Advanced Energy Industries, Inc.*	100	995
Advent Software, Inc.*	100	1,997
Affiliated Computer Services, Inc., Class A*	2,100	96,495
Agilent Technologies, Inc.*	1,531	23,930
Agilysys, Inc.	80	343
Akamai Technologies, Inc.*	700	10,563
Alcatel-Lucent ADR*	79,325	170,549
Alliance Data Systems Corp.*	300	13,959
Altera Corp.	1,400	23,394
Amdocs Ltd.*	400	7,316
Amkor Technology, Inc.*	1,840	4,011
Amphenol Corp., Class A	800	19,184
Analog Devices, Inc.	740	14,075
Anixter International, Inc.*	300	9,036
Ansys, Inc.*	300	8,367
Apple, Inc.*	3,580	305,553
Applied Materials, Inc.	6,420	65,035
Applied Micro Circuits Corp.*	250	983
Ariba, Inc.*	760	5,480
Arris Group, Inc.*	393	3,124
Arrow Electronics, Inc.*	500	9,420
Aruba Networks, Inc.*	1,660	4,233
Asyst Technologies, Inc.*	11,340	2,835
Atheros Communications, Inc.*	200	2,862
Atmel Corp.*	2,800	8,764
ATMI, Inc.*	100	1,543
Autodesk, Inc.*	900	17,685
Automatic Data Processing, Inc.	2,090	82,221
Avanex Corp.*	3,100	3,255
Avnet, Inc.*	1,000	18,210
Avocent Corp.*	200	3,582
AVX Corp.	200	1,588
Axcelis Technologies, Inc.*	4,940	2,519
Benchmark Electronics, Inc.*	250	3,192
Black Box Corp.	100	2,612
Blackbaud, Inc.	100	1,350
Blackboard, Inc.*	100	2,623
BMC Software, Inc.*	800	21,528
Bookham, Inc.*	7,480	3,366
Brightpoint, Inc.*	270	1,174
Broadcom Corp., Class A*	2,360	40,049
Broadridge Financial Solutions, Inc.	550	6,897
Brocade Communications Systems, Inc.*	1,600	4,480
Brooks Automation, Inc.*	311	1,807
CA, Inc.	11,300	209,389
Cabot Microelectronics Corp.*	100	2,607
CACI International, Inc., Class A*	100	4,509
Checkpoint Systems, Inc.*	100	984
Ciber, Inc.*	200	962
Ciena Corp.*	1,071	7,176
Cirrus Logic, Inc.*	300	804
Cisco Systems, Inc.*	23,800	387,940
Citrix Systems, Inc.*	700	16,499
Cogent, Inc.*	100	1,357
Cognex Corp.	200	2,960
Cognizant Technology Solutions Corp., Class A*	1,104	19,938
Coherent, Inc.*	100	2,146
Cohu, Inc.	100	1,215
Commvault Systems, Inc.*	200	2,682
Computer Sciences Corp.*	700	24,598
Compuware Corp.*	1,300	8,775
Comtech Telecommunications Corp.*	100	4,582
Comverge, Inc.*	580	2,842
Concur Technologies, Inc.*	200	6,564
Convergys Corp.*	500	3,205
Corning, Inc.	6,920	65,948
Cree, Inc.*	300	4,761
CSG Systems International, Inc.*	200	3,494
CTS Corp.	100	551
Cybersource Corp.*	300	3,597
Cymer, Inc.*	200	4,382
Cypress Semiconductor Corp.*	1,520	6,794
Daktronics, Inc.	200	1,872
Data Domain, Inc.*	100	1,880
DealerTrack Holdings, Inc.*	100	1,189
Dell, Inc.*	16,655	170,547
Deltek, Inc.*	1,020	4,733
Diebold, Inc.	300	8,427
Digital River, Inc.*	200	4,960
Dolby Laboratories, Inc., Class A*	200	6,552
DSP Group, Inc.*	100	802
DST Systems, Inc.*	200	7,596
DTS, Inc.*	100	1,835
Earthlink, Inc.*	400	2,704
eBay, Inc.*	4,100	57,236
Echelon Corp.*	100	815
EchoStar Corp., Class A*	160	2,379
Electro Scientific Industries, Inc.*	100	679
Electronic Arts, Inc.*	300	4,812
Electronics for Imaging, Inc.*	200	1,912
Elixir Gaming Technologies, Inc.*	7,480	972
EMC Corp.*	8,300	86,901
Epicor Software Corp.*	200	960
EPIQ Systems, Inc.*	100	1,671
Equinix, Inc.*	147	7,819
Exar Corp.*	100	667
Extreme Networks*	219	512
F5 Networks, Inc.*	400	9,144
Factset Research Systems, Inc.	200	8,848
Fairchild Semiconductor International, Inc.*	1,760	8,606
FEI Co.*	100	1,886
Fidelity National Information Services, Inc.	722	11,747
Fiserv, Inc.*	700	25,459
Flir Systems, Inc.*	532	16,322
Gartner, Inc.*	200	3,566
Gevity HR, Inc.	100	151
Global Cash Access Holdings, Inc.*	100	222
Global Payments, Inc.	300	9,837
Google, Inc., Class A*	934	287,345
GSI Commerce, Inc.*	100	1,052
Harmonic, Inc.*	300	1,683
Harris Corp.	720	27,396
Heartland Payment Systems, Inc.	100	1,750
Hewitt Associates, Inc., Class A*	500	14,190
Hewlett-Packard Co.	9,910	359,634
Hittite Microwave Corp.*	100	2,946
HSW International, Inc.*	6,100	2,318
Hutchinson Technology, Inc.*	1,340	4,663
Hypercom Corp.*	3,020	3,262
IAC/InterActiveCorp*	670	10,539
Infinera Corp.*	400	3,584
infoGROUP, Inc.	100	474
Informatica Corp.*	300	4,119
Infospace, Inc.	100	755
Ingram Micro, Inc., Class A*	700	9,373
Insight Enterprises, Inc.*	200	1,380
Integrated Device Technology, Inc.*	1,620	9,088
Intel Corp.	22,104	324,045
InterDigital, Inc.*	200	5,500
Intermec, Inc.*	200	2,656
International Business Machines Corp.	5,537	465,994
Internet Capital Group, Inc.*	100	545
Intersil Corp., Class A	1,160	10,660
Interwoven, Inc.*	200	2,520
Intevac, Inc.*	100	507
Intuit, Inc.*	1,300	30,927
Itron, Inc.*	146	9,306
Ixia*	100	578
j2 Global Communications, Inc.*	200	4,008
Jack Henry & Associates, Inc.	300	5,823
JDA Software Group, Inc.*	100	1,313
JDS Uniphase Corp.*	2,112	7,709
Juniper Networks, Inc.*	2,100	36,771
Kemet Corp.*	16,100	4,347
Kla-Tencor Corp.	340	7,409
Knot, Inc./The*	100	832
Kulicke & Soffa Industries, Inc.*	200	340
L-1 Identity Solutions, Inc.*	761	5,129
Lam Research Corp.*	760	16,173
Lattice Semiconductor Corp.*	400	604
Lawson Software, Inc.*	1,300	6,162
Lender Processing Services, Inc.	661	19,466
Linear Technology Corp.	900	19,908
Littelfuse, Inc.*	100	1,660
LSI Corp.*	2,996	9,857
LTX-Credence Corp.*	9,200	2,484
Macrovision Solutions Corp.*	287	3,631
Magma Design Automation, Inc.*	3,440	3,509
Manhattan Associates, Inc.*	100	1,581
Mantech International Corp., Class A*	100	5,419
Marchex, Inc., Class B	100	583
Marvell Technology Group Ltd.*	2,780	18,543
Mastercard, Inc., Class A	287	41,021
Mattson Technology, Inc.*	200	282
MAXIMUS, Inc.	100	3,511
McAfee, Inc.*	600	20,742
MEMC Electronic Materials, Inc.*	1,300	18,564
Mentor Graphics Corp.*	300	1,551
Mercury Computer Systems, Inc.*	100	631
Metavante Technologies, Inc.*	311	5,010
Methode Electronics, Inc.	100	674
Mettler Toledo International, Inc.*	148	9,975
Micrel, Inc.	200	1,462
Microchip Technology, Inc.	800	15,624
Micros Systems, Inc.*	400	6,528
Microsoft Corp.	39,194	761,931
MicroStrategy, Inc., Class A*	48	1,782
Microtune, Inc.*	200	408
Midway Games, Inc.*	100	19
MKS Instruments, Inc.*	200	2,958
ModusLink Global Solutions, Inc.*	160	462
Molex, Inc.	500	7,245
Monolithic Power Systems, Inc.*	100	1,261
Motorola, Inc.	24,915	110,373
Move, Inc.*	500	800
MRV Communications, Inc.*	4,480	3,450
MTS Systems Corp.	100	2,664
National Instruments Corp.	200	4,872
NCR Corp.*	700	9,898
Net 1 UEPS Technologies, Inc.*	200	2,740
NetApp, Inc.*	1,400	19,558
Netgear, Inc.*	100	1,141
Netlogic Microsystems, Inc.*	100	2,201
NetSuite, Inc.*	500	4,220
NeuStar, Inc., Class A*	300	5,739
Newport Corp.*	100	678
Nextwave Wireless, Inc.*	37,080	3,337
Novatel Wireless, Inc.*	100	464
Novell, Inc.*	2,800	10,892
Nuance Communications, Inc.*	1,240	12,846
Nvidia Corp.*	2,730	22,031
Omniture, Inc.*	200	2,128
Omnivision Technologies, Inc.*	200	1,050
ON Semiconductor Corp.*	2,670	9,078
Oracle Corp.*	15,540	275,524
Parametric Technology Corp.*	360	4,554
Park Electrochemical Corp.	100	1,896
Paychex, Inc.	1,300	34,164
Perot Systems Corp., Class A*	300	4,101
Photronics, Inc.*	2,800	5,460
Plexus Corp.*	200	3,390
PMC - Sierra, Inc.*	900	4,374
Polycom, Inc.*	300	4,053
Powerwave Technologies, Inc.*	8,420	4,210
Progress Software Corp.*	100	1,926
QLogic Corp.*	600	8,064
QUALCOMM, Inc.	6,500	232,895
Quality Systems, Inc.	100	4,362
Quantum Corp.*	13,000	4,680
Quest Software, Inc.*	200	2,518
Radisys Corp.*	100	553
Rambus, Inc.*	500	7,960
RealNetworks, Inc.*	400	1,412
Red Hat, Inc.*	800	10,576
RF Micro Devices, Inc.*	6,800	5,304
Riverbed Technology, Inc.*	440	5,012
Rofin-Sinar Technologies, Inc.*	200	4,116
Rogers Corp.*	100	2,777
S1 Corp.*	225	1,775
SAIC, Inc.*	744	14,493
Salesforce.com, Inc.*	540	17,285
Sapient Corp.*	300	1,332
Scansource, Inc.*	200	3,854
Semtech Corp.*	200	2,254
Sigma Designs, Inc.*	100	950
Silicon Image, Inc.*	300	1,260
Silicon Laboratories, Inc.*	200	4,956
Silicon Storage Technology, Inc.*	300	687
Skyworks Solutions, Inc.*	500	2,770
Smart Modular Technologies WWH, Inc.*	2,080	3,203
Sohu.com, Inc.*	100	4,734
Solera Holdings, Inc.*	200	4,820
Sonic Solutions, Inc.*	1,700	2,992
SonicWALL, Inc.*	200	796
Sonus Networks, Inc.*	4,120	6,510
SPSS, Inc.*	100	2,696
SRA International, Inc., Class A*	520	8,970
Standard Microsystems Corp.*	100	1,634
Sybase, Inc.*	276	6,837
Sycamore Networks, Inc.*	600	1,614
Symantec Corp.*	3,773	51,011
Symmetricom, Inc.*	200	790
Symyx Technologies*	100	594
Synaptics, Inc.*	150	2,484
Synopsys, Inc.*	500	9,260
Tech Data Corp.*	200	3,568
Technitrol, Inc.	1,160	4,037
Tekelec*	200	2,668
TeleTech Holdings, Inc.*	100	835
Tellabs, Inc.*	2,860	11,783
Teradata Corp.*	700	10,381
Tessera Technologies, Inc.*	200	2,376
Texas Instruments, Inc.	4,480	69,530
TIBCO Software, Inc.*	700	3,633
TiVo, Inc.*	200	1,432
TNS, Inc.*	100	939
Trimble Navigation Ltd.*	500	10,805
TriQuint Semiconductor, Inc.*	500	1,720
TTM Technologies, Inc.*	200	1,042
Tyco Electronics Ltd.	6,700	108,607
Tyler Technologies, Inc.*	100	1,198
Ultimate Software Group, Inc.*	100	1,460
Ultratech, Inc.*	100	1,196
United Online, Inc.	200	1,214
Universal Display Corp.*	100	945
Utstarcom, Inc.*	300	555
Valueclick, Inc.*	300	2,052
Varian Semiconductor Equipment Associates, Inc.*	375	6,795
VASCO Data Security International, Inc.*	100	1,033
Veeco Instruments, Inc.*	100	634
VeriSign, Inc.*	900	17,172
Viasat, Inc.*	100	2,408
Vignette Corp.*	100	941
Visa, Inc., Class A	1,920	100,704
VistaPrint Ltd.*	200	3,722
Websense, Inc.*	200	2,994
Western Digital Corp.*	900	10,305
Western Union Co./The	3,000	43,020
Wind River Systems, Inc.*	200	1,806
Wright Express Corp.*	100	1,260
Xerox Corp.	4,600	36,662
Xilinx, Inc.	1,300	23,166
Yahoo!, Inc.*	5,455	66,551
Zoran Corp.*	200	1,366
		6,745,924
Materials — 0.9%
A. Schulman, Inc.	70	1,190
Air Products & Chemicals, Inc.	844	42,428
Airgas, Inc.	300	11,697
AK Steel Holding Corp.	760	7,083
Albemarle Corp.	400	8,920
Alcoa, Inc.	3,935	44,308
Allegheny Technologies, Inc.	400	10,212
AMCOL International Corp.	100	2,095
Aptargroup, Inc.	300	10,572
Arch Chemicals, Inc.	100	2,607
Balchem Corp.	100	2,491
Ball Corp.	400	16,636
Bemis Co., Inc.	400	9,472
Brush Engineered Materials, Inc.*	100	1,272
Calgon Carbon Corp.*	200	3,072
Carpenter Technology Corp.	200	4,108
Century Aluminum Co.*	460	4,600
CF Industries Holdings, Inc.	230	11,307
Clearwater Paper Corp.*	39	331
Cliffs Natural Resources, Inc.	560	14,341
Commercial Metals Co.	500	5,935
Compass Minerals International, Inc.	100	5,866
Crown Holdings, Inc.*	700	13,440
Deltic Timber Corp.	100	4,575
Domtar Corp.*	4,788	7,996
Dow Chemical Co./The	3,340	50,401
Eagle Materials, Inc.	200	3,682
Eastman Chemical Co.	300	9,513
Ecolab, Inc.	700	24,605
EI Du Pont de Nemours & Co.	3,600	91,080
Ferro Corp.	800	5,640
FMC Corp.	300	13,419
Freeport-McMoRan Copper & Gold, Inc.	1,796	43,894
Graphic Packaging Holding Co.*	3,680	4,195
Greif, Inc., Class A	200	6,686
H.B. Fuller Co.	200	3,222
Hecla Mining Co.*	2,080	5,824
International Flavors & Fragrances, Inc.	300	8,916
International Paper Co.	2,300	27,140
Lubrizol Corp.	300	10,917
Martin Marietta Materials, Inc.	200	19,416
Minerals Technologies, Inc.	100	4,090
Monsanto Co.	2,200	154,770
Mosaic Co./The	600	20,760
Myers Industries, Inc.	100	800
Nalco Holding Co.	600	6,924
Neenah Paper, Inc.	100	884
NewMarket Corp.	100	3,491
Newmont Mining Corp.	1,700	69,190
Nucor Corp.	1,268	58,582
Olin Corp.	300	5,424
OM Group, Inc.*	300	6,333
Owens-Illinois, Inc.*	632	17,272
P.H. Glatfelter Co.	200	1,860
Packaging Corp. of America	400	5,384
Pactiv Corp.*	500	12,440
PolyOne Corp.*	300	945
PPG Industries, Inc.	700	29,701
Praxair, Inc.	1,249	74,141
Reliance Steel & Aluminum Co.	300	5,982
Rock-Tenn Co., Class A	200	6,836
Rohm & Haas Co.	500	30,895
Royal Gold, Inc.	100	4,921
RPM International, Inc.	500	6,645
RTI International Metals, Inc.*	100	1,431
Schnitzer Steel Industries, Inc., Class A	100	3,765
Schweitzer-Mauduit International, Inc.	100	2,002
Scotts Miracle-Gro Co./The, Class A	206	6,122
Sealed Air Corp.	600	8,964
Sensient Technologies Corp.	200	4,776
Sigma-Aldrich Corp.	600	25,344
Silgan Holdings, Inc.	100	4,781
Sonoco Products Co.	400	9,264
Southern Copper Corp.	1,150	18,469
Spartech Corp.	100	626
Steel Dynamics, Inc.	800	8,944
Stillwater Mining Co.*	100	494
Terra Industries, Inc.	400	6,668
Texas Industries, Inc.	100	3,450
United States Steel Corp.	464	17,261
Valspar Corp.	400	7,236
Vulcan Materials Co.	503	34,999
Wausau Paper Corp.	100	1,144
Weyerhaeuser Co.	600	18,366
Worthington Industries, Inc.	200	2,204
Zep, Inc.	100	1,931
Zoltek Cos., Inc.*	100	899
		1,292,514
Telecommunication Services — 0.9%
Alaska Communications Systems Group, Inc.	100	938
American Tower Corp., Class A*	1,920	56,294
AT&T, Inc.	23,914	681,549
Cbeyond, Inc.*	100	1,598
Centennial Communications Corp.*	580	4,675
CenturyTel, Inc.	400	10,932
Cincinnati Bell, Inc.*	800	1,544
Consolidated Communications Holdings, Inc.	3	36
Crown Castle International Corp.*	1,517	26,669
Embarq Corp.	580	20,857
Fairpoint Communications, Inc.	1,535	5,035
Frontier Communications Corp.	1,476	12,900
General Communication, Inc., Class A*	200	1,618
Globalstar, Inc.*	17,220	3,444
Iowa Telecommunications Services, Inc.	100	1,428
Leap Wireless International, Inc.*	380	10,218
MetroPCS Communications, Inc.*	800	11,880
NTELOS Holdings Corp.	100	2,466
Premiere Global Services, Inc.*	200	1,722
Qwest Communications International, Inc.	6,500	23,660
SBA Communications Corp., Class A*	740	12,077
Shenandoah Telecommunications Co.	100	2,805
Syniverse Holdings, Inc.*	200	2,388
Telephone & Data Systems, Inc.	400	12,700
TerreStar Corp.*	7,180	2,872
tw telecom inc*	600	5,082
US Cellular Corp.*	100	4,324
USA Mobility, Inc.*	100	1,157
Verizon Communications, Inc.	11,416	387,002
Windstream Corp.	1,847	16,992
		1,326,862
Utilities — 1.3%
AES Corp./The*	3,760	30,982
AGL Resources, Inc.	300	9,405
Allegheny Energy, Inc.	700	23,702
Allete, Inc.	100	3,227
Alliant Energy Corp.	400	11,672
Ameren Corp.	420	13,969
American Electric Power Co., Inc.	1,600	53,248
American States Water Co.	100	3,298
American Water Works Co., Inc.	200	4,176
Aqua America, Inc.	600	12,354
Atmos Energy Corp.	300	7,110
Avista Corp.	200	3,876
Black Hills Corp.	100	2,696
California Water Service Group	100	4,643
Centerpoint Energy, Inc.	1,200	15,144
CH Energy Group, Inc.	100	5,139
Cleco Corp.	200	4,566
CMS Energy Corp.	2,060	20,827
Consolidated Edison, Inc.	1,100	42,823
Constellation Energy Group, Inc.	360	9,032
Dominion Resources, Inc.	2,352	84,296
DPL, Inc.	400	9,136
DTE Energy Co.	700	24,969
Duke Energy Corp.	4,992	74,930
Edison International	1,300	41,756
El Paso Electric Co.*	200	3,618
Empire District Electric Co./The	100	1,760
Energen Corp.	300	8,799
Entergy Corp.	746	62,015
Equitable Resources, Inc.	500	16,775
Exelon Corp.	2,600	144,586
FirstEnergy Corp.	1,200	58,296
FPL Group, Inc.	1,600	80,528
Great Plains Energy, Inc.	428	8,273
Hawaiian Electric Industries, Inc.	300	6,642
Idacorp, Inc.	200	5,890
Integrys Energy Group, Inc.	365	15,688
ITC Holdings Corp.	200	8,736
Laclede Group, Inc./The	100	4,684
MDU Resources Group, Inc.	800	17,264
MGE Energy, Inc.	100	3,300
Mirant Corp.*	943	17,794
National Fuel Gas Co.	300	9,399
New Jersey Resources Corp.	150	5,902
Nicor, Inc.	200	6,948
Northeast Utilities	600	14,436
Northwest Natural Gas Co.	100	4,423
NorthWestern Corp.	100	2,347
NRG Energy, Inc.*	978	22,817
NSTAR	400	14,596
NV Energy, Inc.	900	8,901
OGE Energy Corp.	400	10,312
Oneok, Inc.	400	11,648
Pepco Holdings, Inc.	800	14,208
PG&E Corp.	1,400	54,194
Piedmont Natural Gas Co.	300	9,501
Pinnacle West Capital Corp.	400	12,852
Portland General Electric Co.	200	3,894
PPL Corp.	1,500	46,035
Progress Energy, Inc.	1,000	39,850
Public Service Enterprise Group, Inc.	2,000	58,340
Puget Energy, Inc.	570	15,544
Questar Corp.	700	22,883
Reliant Energy, Inc.*	2,320	13,410
SCANA Corp.	500	17,800
Sempra Energy	5,225	222,742
SJW Corp.	100	2,994
South Jersey Industries, Inc.	100	3,985
Southern Co.	3,100	114,700
Southwest Gas Corp.	200	5,044
TECO Energy, Inc.	800	9,880
UGI Corp.	400	9,768
UIL Holdings Corp.	166	4,985
Unisource Energy Corp.	100	2,936
Vectren Corp.	300	7,503
Westar Energy, Inc.	400	8,204
WGL Holdings, Inc.	200	6,538
Wisconsin Energy Corp.	2,850	119,643
Xcel Energy, Inc.	1,700	31,535
		1,952,321
Total Common Stocks (Active & Passive Domestic Equities)
(Cost — $54,595,257)		43,570,787

Investment Companies (Active International & Passive Domestic Equities) (7.8%)
Longleaf Partners International Fund	614,161	6,811,043
Oakmark International Fund, Class I	444,182	4,819,375
Total Investment Companies (Active International & Passive Domestic Equities)
(Cost — $19,690,196)		11,630,418

Partnerships (Active Domestic & International Equities) (10.4%)
Partnership (Active Domestic Equity) — 1.7%
ValueAct Capital Partners II, L.P.(a)	2,465,692	2,462,000
Partnership (Active International Equity) — 8.7%
Liberty Square Strategic Partners IV (Asia), L.P.(a)	6,200,000	4,008,000
Walter Scott International Fund LLC(a)	9,066,882	9,024,000
Total Partnerships (Active Domestic & International Equities)
(Cost — $17,765,692)		15,494,000

TOTAL EQUITY INVESTMENTS
(Cost — $92,051,145)		70,695,205

ALTERNATIVE ASSETS (25.0%)
Hedge Funds
Canyon Value Realization Fund, L.P.(a)	9,000,000	7,735,000
FFIP, L.P.(a)	4,000,000	4,172,000
GoldenTree Credit Opportunities, L.P.(a)	3,500,000	1,469,000
Lansdowne European Strategic Equity Fund, L.P.(a)	3,500,000	3,602,000
Perry Partners, L.P.(a)	6,319,727	5,488,000
Royal Capital Value Fund, L.P.(a)	3,500,000	3,839,000
Taconic Opportunity Fund, L.P.(a)	7,750,000	7,287,000
Tiedemann Global Emerging Markets QP, L.P.(a)	3,500,000	3,498,000
TOTAL ALTERNATIVE ASSETS
(Cost — $41,069,727)		37,090,000

	Principal	Market
	Amount	Value
FIXED INCOME INVESTMENTS (14.7%)
Corporate Bonds (4.8%)
Consumer Discretionary — 0.4%
Comcast Corp., 5.70%, due 05/15/18	$ 10,000	9,378
Comcast Corp., 6.50%, due 01/15/17	121,000	119,513
COX Communications, Inc., 5.45%, due 12/15/14	70,000	61,219
Daimler Finance North America LLC, 4.88%, due 06/15/10	46,000	41,716
Daimler Finance North America LLC MTN, 5.75%, due 09/08/11	144,000	121,614
News America, Inc., 6.65%, due 11/15/37	70,000	69,283
Nordstrom, Inc., 6.25%, due 01/15/18	45,000	31,607
Time Warner Cable, Inc., 6.55%, due 05/01/37	44,000	42,158
Time Warner, Inc., 5.50%, due 11/15/11	35,000	32,887
Viacom, Inc., 7.88%, due 07/30/30	36,000	22,566
		551,941
Consumer Staples — 0.7%
Bottling Group LLC, 6.95%, due 03/15/14	75,000	81,435
Coca-Cola Enterprises, Inc., 7.38%, due 03/03/14	25,000	27,453
ConAgra Foods, Inc., 7.88%, due 09/15/10	45,000	46,564
Costco Cos., Inc., 5.50%, due 03/15/17	96,000	102,037
CVS Caremark Corp., 5.75%, due 08/15/11	93,000	93,322
Delhaize America, Inc., 9.00%, due 04/15/31	80,000	80,906
Diageo Capital plc, 5.20%, due 01/30/13	55,000	54,121
Dr Pepper Snapple Group, Inc., 6.82%, due 05/01/18(b)	70,000	69,045
General Mills, Inc., 6.00%, due 02/15/12	70,000	72,616
Kellogg Co., 5.13%, due 12/03/12	85,000	84,971
Kellogg Co., Series B, 6.60%, due 04/01/11	41,000	42,910
Kroger Co./The, 6.75%, due 04/15/12	20,000	20,187
Kroger Co./The, 7.50%, due 04/01/31	45,000	49,963
Kroger Co./The, 7.50%, due 01/15/14	35,000	36,792
PepsiCo, Inc., 4.65%, due 02/15/13	45,000	46,268
Safeway, Inc., 7.25%, due 02/01/31	74,000	82,126
Walgreen Co., 4.88%, due 08/01/13	50,000	51,493
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	65,000	77,175
		1,119,384
Energy — 0.5%
Anadarko Finance Co., Series B, 6.75%, due 05/01/11	52,000	52,019
Anadarko Finance Co., Series B, 7.50%, due 05/01/31	25,000	22,107
Canadian Natural Resources Ltd., 4.90%, due 12/01/14	35,000	31,655
Conoco Funding Co., 6.35%, due 10/15/11	40,000	42,081
ConocoPhillips Holding Co., 6.95%, due 04/15/29	76,000	81,784
Devon Financing Corp. ULC, 6.88%, due 09/30/11	40,000	40,367
EnCana Corp., 6.50%, due 08/15/34	45,000	36,105
Enterprise Products Operating LLC, Series B, 5.60%, due 10/15/14	60,000	50,906
Kinder Morgan Energy Partners L.P., 5.95%, due 02/15/18	95,000	81,079
Marathon Oil Corp., 5.90%, due 03/15/18	50,000	41,758
Pacific Gas & Electric Co., 6.05%, due 03/01/34	54,000	57,351
Petro-Canada, 6.05%, due 05/15/18	60,000	49,450
TransCanada Pipelines Ltd., 7.25%, due 08/15/38	40,000	39,817
Valero Energy Corp., 6.88%, due 04/15/12	94,000	94,529
XTO Energy, Inc., 5.50%, due 06/15/18	45,000	40,738
		761,746
Financials — 1.3%
Allstate Life Global Funding Trusts MTN, 5.38%, due 04/30/13	50,000	49,220
Bank of America Corp., 4.25%, due 10/01/10	28,000	27,830
Bank of America Corp., 5.75%, due 12/01/17	50,000	49,922
Bank of New York Mellon Corp./The MTN, 4.95%, due 11/01/12	40,000	40,611
Bear Stearns Cos., LLC/The, 5.55%, due 01/22/17	50,000	47,599
Berkshire Hathaway Finance Corp., 5.40%, due 05/15/18	25,000	25,699
Boston Properties LP, 6.25%, due 01/15/13	23,000	17,074
BP Capital Markets plc, 5.25%, due 11/07/13	75,000	78,295
Caterpillar Financial Services Corp. MTN, 4.25%, due 02/08/13	55,000	51,173
Citigroup, Inc., 5.13%, due 02/14/11	60,000	58,559
Citigroup, Inc., 6.13%, due 05/15/18	35,000	35,389
CME Group, Inc. MTN, 5.40%, due 08/01/13	45,000	44,699
Credit Suisse USA, Inc., 6.13%, due 11/15/11	89,000	89,894
Deutsche Bank AG/London, 4.88%, due 05/20/13	40,000	39,272
General Electric Capital Corp., 5.63%, due 05/01/18	245,000	246,776
Goldman Sachs Group, Inc./The, 6.15%, due 04/01/18	60,000	57,658
Hartford Financial Services Group, Inc., 6.30%, due 03/15/18	40,000	30,331
Hartford Financial Services Group, Inc. MTN, 6.00%, due 01/15/19	45,000	32,706
John Deere Capital Corp., 7.00%, due 03/15/12	45,000	46,671
JPMorgan Chase & Co., 2.72%, due 12/02/10(c)	100,000	100,030
JPMorgan Chase & Co., 5.60%, due 06/01/11	50,000	50,236
KFW, 3.75%, due 06/27/11	55,000	57,226
Merrill Lynch & Co., Inc. MTN, 6.88%, due 04/25/18	50,000	52,301
MetLife, Inc., Series A, 6.82%, due 08/15/18	50,000	47,620
Morgan Stanley Dean Witter, 6.60%, due 04/01/12	75,000	72,509
National Rural Utilities Cooperative Finance Corp., 4.75%, due 03/01/14	72,000	66,858
NYSE Euronext, 4.80%, due 06/28/13	60,000	58,197
Prologis, 6.63%, due 05/15/18	45,000	21,525
Prudential Financial, Inc. MTN, 6.00%, due 12/01/17	50,000	40,110
Simon Property Group LP, 5.75%, due 05/01/12	40,000	31,976
Simon Property Group LP, 6.13%, due 05/30/18	50,000	33,785
Textron Financial Corp. MTN, 4.60%, due 05/03/10	40,000	34,671
Travelers Cos., Inc./The, 5.80%, due 05/15/18	90,000	86,701
Unilever Capital Corp., 7.13%, due 11/01/10	35,000	37,430
Wells Fargo & Co., 4.38%, due 01/31/13	20,000	19,584
Wells Fargo & Co., 5.63%, due 12/11/17	25,000	26,082
		1,906,219
Health Care — 0.5%
Abbott Laboratories, 5.88%, due 05/15/16	70,000	75,815
Aetna, Inc., 5.75%, due 06/15/11	69,000	67,401
AstraZeneca plc, 5.40%, due 09/15/12	108,000	114,057
Eli Lilly & Co., 5.20%, due 03/15/17	62,000	62,962
GlaxoSmithKline Capital, Inc., 4.85%, due 05/15/13	45,000	45,137
GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/18	45,000	47,265
McKesson Corp., 5.25%, due 03/01/13	47,000	43,612
Medco Health Solutions, Inc., 7.25%, due 08/15/13	45,000	43,631
UnitedHealth Group, Inc., 5.25%, due 03/15/11	45,000	42,312
UnitedHealth Group, Inc., 5.38%, due 03/15/16	41,000	36,132
WellPoint, Inc., 5.85%, due 01/15/36	56,000	45,748
Wyeth, 5.50%, due 02/01/14	108,000	109,705
		733,777
Industrials — 0.2%
3M Co. MTN, 4.38%, due 08/15/13	50,000	52,508
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, due 08/15/13	45,000	44,026
Lockheed Martin Corp., Series B, 6.15%, due 09/01/36	93,000	100,833
Union Pacific Corp., 6.65%, due 01/15/11	49,000	48,829
United Technologies Corp., 4.88%, due 05/01/15	95,000	92,604
		338,800
Information Technology — 0.3%
Cisco Systems, Inc., 5.25%, due 02/22/11	69,000	71,631
Electronic Data Systems Corp., Series B, 6.00%, due 08/01/13	30,000	31,087
Fiserv, Inc., 6.13%, due 11/20/12	100,000	93,953
Hewlett-Packard Co., 4.50%, due 03/01/13	30,000	30,453
International Business Machines Corp., 5.88%, due 11/29/32	50,000	52,611
Intuit, Inc., 5.75%, due 03/15/17	34,000	25,143
Oracle Corp., 5.75%, due 04/15/18	55,000	57,528
Western Union Co./The, 5.93%, due 10/01/16	80,000	68,369
Xerox Corp., 5.50%, due 05/15/12	45,000	37,712
		468,487
Materials — 0.2%
ArcelorMittal, 5.38%, due 06/01/13	70,000	52,790
BHP Billiton Finance USA Ltd., 5.25%, due 12/15/15	48,000	42,977
EI Du Pont de Nemours & Co., 6.00%, due 07/15/18	40,000	42,012
Rio Tinto Finance USA Ltd., 5.88%, due 07/15/13	105,000	83,634
Vale Overseas Ltd., 6.88%, due 11/21/36	39,000	35,400
		256,813
Telecommunication Services — 0.5%
Cellco Partnership, 7.38%, due 11/15/13(b)	25,000	26,377
Deutsche Telekom International Finance BV, 8.50%, due 06/15/10	40,000	41,203
France Telecom SA, 8.50%, due 03/01/31	40,000	50,220
New Cingular Wireless Services, Inc., 8.13%, due 05/01/12	149,000	159,783
New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	31,000	38,753
Rogers Communications, Inc., 6.80%, due 08/15/18	45,000	45,469
Telecom Italia Capital SA, 4.88%, due 10/01/10	54,000	48,870
Telecom Italia Capital SA, 6.00%, due 09/30/34	63,000	43,470
Telefonica Emisiones SAU, 6.22%, due 07/03/17	60,000	59,112
Verizon Communications, Inc., 5.25%, due 04/15/13	45,000	45,172
Verizon Communications, Inc., 5.85%, due 09/15/35	60,000	59,697
Verizon Communications, Inc., 8.75%, due 11/01/18	35,000	41,063
Vodafone Group plc, 6.15%, due 02/27/37	40,000	39,537
		698,726
Utilities — 0.2%
American Electric Power Co., Inc., Series C, 5.38%, due 03/15/10	41,000	40,699
Cincinnati Gas & Electric Co., 5.70%, due 09/15/12	55,000	54,105
Dominion Resources, Inc./VA, 8.88%, due 01/15/19	15,000	16,176
Exelon Corp., 4.90%, due 06/15/15	100,000	81,983
KeySpan Corp., 7.63%, due 11/15/10	30,000	31,235
Midamerican Energy Holdings Co., 6.13%, due 04/01/36	90,000	83,686
Veolia Environnement, 5.25%, due 06/03/13	45,000	41,732
		349,616
Foreign Government Securities (0.7%)
Brazilian Government International Bond, 6.00%, due 01/17/17	100,000	103,250
Chile Government International Bond, 5.50%, due 01/15/13	160,000	174,688
China Government International Bond, 4.75%, due 10/29/13	50,000	51,742
Israel Government International Bond, 5.50%, due 11/09/16	28,000	30,118
Malaysia Government International Bond, 7.50%, due 07/15/11	150,000	162,623
Mexico Government International Bond, 9.88%, due 02/01/10	46,000	49,565
Mexico Government International Bond MTN, Series A, 6.75%, due 09/27/34	197,000	207,835
Poland Government International Bond, 6.25%, due 07/03/12	174,000	168,231
Republic of Korea, 4.88%, due 09/22/14	53,000	50,972
		999,024
Municipal Bonds (0.2%)
Arizona (0.1%)
Salt River Project Agricultural Improvement & Power District, GO , Series 2008 A, 5.00%, due 01/01/38	100,000	94,173
Texas (0.1%)
Texas State Transportation Commission, GO , Series 2007 , 5.00%, due 04/01/25	110,000	111,474
		205,647
U.S. Government Securities (6.9%)
Federal Farm Credit Bank (0.7%)
0.90%, due 12/16/09	1,000,000	1,002,139
Federal Home Loan Bank System (0.8%)
2.20%, due 04/01/09	110,000	110,513
2.20%, due 02/19/10(c)	500,000	501,077
2.50%, due 01/22/09	125,000	125,086
3.38%, due 08/13/10	200,000	207,632
4.00%, due 09/06/13	20,000	21,346
5.00%, due 09/18/09	175,000	180,354
		1,146,008
Federal Home Loan Mortgage Corp. (0.9%)
5.00%, due 07/15/14	180,000	202,785
5.50%, due 10/01/37	662,970	679,328
6.00%, due 11/01/36	531,027	547,644
		1,429,757
Federal National Mortgage Association (2.3%)
2.18%, due 02/12/10(c)	500,000	500,897
5.00%, due 06/01/33	351,066	359,680
5.00%, due 09/01/33	643,203	658,406
5.50%, due 04/01/34	333,116	342,302
5.50%, due 05/01/34	91,993	94,527
5.50%, due 04/01/36	195,759	200,906
5.50%, due 03/01/37	1,087,598	1,116,193
5.89%, due 12/01/36(c)	155,191	158,694
		3,431,605
Government National Mortgage Association (2.2%)
5.50%, due 07/20/38	455,668	468,947
5.50%, due 09/15/38	405,391	418,501
6.00%, due 11/20/37	765,547	789,137
6.00%, due 06/20/38	597,123	615,499
6.50%, due 10/20/37	898,227	934,102
		3,226,186
		10,235,695
U.S. Treasury Securities (2.1%)
U.S. Treasury Bond (0.1%)
6.13%, due 11/15/27	124,000	177,804
U.S. Treasury Note (2.0%)
1.50%, due 10/31/10	500,000	507,461
2.75%, due 07/31/10	195,000	202,008
2.88%, due 06/30/10	54,000	55,922
3.13%, due 08/31/13	330,000	355,807
3.13%, due 09/30/13	375,000	404,619
3.38%, due 07/31/13	160,000	174,763
3.63%, due 10/31/09	350,000	359,215
3.75%, due 11/15/18	405,000	458,472
3.88%, due 09/15/10	311,000	329,344
3.88%, due 05/15/18	32,000	36,490
4.88%, due 06/30/09	100,000	102,277
		3,164,182
TOTAL FIXED INCOME INVESTMENTS
(Cost — $21,762,386)		21,790,057

	Number	Market
	of Rights	Value
RIGHT (0.0%)
Fresenius Kabi Pharmaceuticals Holding, Inc.,	100	35
expiring 06/30/11
(Cost — $0)

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS (5.8%)
Commercial Paper (0.6%)
JPMorgan Chase & Co., 0.05%, 12/31/49	$ 981,739	981,739
Discount Notes (5.1%)
Federal Farm Credit
0.01%, due 1/16/09(d)	2,000,000	1,999,991
Federal Home Loan Bank
1.77%, due 6/26/09(d)	2,150,000	2,146,866
Federal Home Loan Mortgage Corp.
0.80%, due 2/4/09(d)	200,000	199,972
1.46%, due 5/11/09(d)	750,000	749,328
2.06%, due 1/7/09(d)	550,000	549,939
		1,499,239
Federal National Mortgage Association
0.12%, due 2/17/09(d)	100,000	99,984
0.25%, due 5/22/09(d)	550,000	549,465
0.31%, due 6/2/09(d)	260,000	259,673
1.96%, due 1/5/09(d)	975,000	974,947
		1,884,069
U.S. Treasury Securities (0.1%)
United States Treasury Bill
0.13%, due 6/11/09(e)	110,000	109,935
TOTAL SHORT-TERM INVESTMENTS
(Cost — $8,602,907)		8,621,839

TOTAL INVESTMENTS (93.0%)
(Cost — $163,486,165)(f)		138,197,136
Other Assets in Excess of Liabilities (7.0%%)		10,362,781
NET ASSETS (100.0%)		$ 148,559,917

Notes to Schedule of Investments:
* Non-income producing security.
(a) Securities were valued at fair value — at December 31, 2008, the Fund held $52,584,000 of fair valued securities, representing 35.4% of net assets.
(b) Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c) Variable or floating rate security. Rate disclosed is as of December 31, 2008.
(d) Zero coupon security — rate disclosed is yield as of December 31, 2008.
(e) Security has been pledged as collateral for futures contracts.
(f) Estimated tax basis approximates book cost.
ADR — American Depositary Receipt.
GO — General Obligation.
REIT — Real Estate Investment Trust.
MTN — Medium Term Note.

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF DECEMBER 31, 2008 (UNAUDITED)

At December 31, 2008, cost and unrealized appreciation (depreciation) for U.S.
Federal income tax purposes of the investments of the Fund were estimated as follows:
Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$ 163,486,165	$ 3,697,879	$ (28,986,908)	$ (25,289,029)

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF DECEMBER 31, 2008 (UNAUDITED)				(in U.S. dollars)

Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at December 31, 2008.

	Number of Contracts	Notional Market Value	Expiration Date	Net Unrealized Appreciation
Long:
E-mini Russel 2000 Index	2	$ 99,580	March-09	$ 5,601
E-mini S&P 500 Index	16	720,080	March-09	20,484
E-mini S&P Midcap 400 Index	2	107,440	March-09	5,259
				$ 31,344

KIEWIT INVESTMENT FUND LLLP
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (Unaudited)

Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

Some of the Kiewit Investment Fund LLLP (the “Fund”) securities are priced daily, but for purposes of determining Net Asset Value (“NAV”), all securities are priced on the last business day of each quarter. In computing NAV, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”). The Board has approved procedures pursuant to which the Fund may value its investments in private investment funds managed by third parties (“Portfolio Funds”) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s Valuation Committee, which consists of the investment adviser, Hall Capital Partners LLC (“Hall Capital Partners” or the “Adviser”) and the Fund officers, to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds. The Valuation Committee will consider such information, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective April 1, 2008. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$73,597,223	$31,344
Level 2 — Other Significant Observable Inputs	12,015,913	–
Level 3 — Significant Unobservable Inputs	52,584,000	–
Total	$138,197,136	$31,344

*Other financial instruments include futures, forwards, reverse repurchase agreements and swap contracts, if relevant.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Fair value as of 3/31/2008	$79,374,000
Realized gain (loss)	1,092,483
Unrealized gain (loss)	(19,867,902)
Net purchases (sales)	(8,014,581)
Net transfers in and/or out of Level 3	—
Fair value as of 12/31/2008	$52,584,000

Futures

Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Item 2.  Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By:

/s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.

President and Chief Executive Officer

February 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.

President and Chief Executive Officer

February 12, 2009

By:

/s/ Denise A. Meredith

Denise A. Meredith

Treasurer and Chief Financial Officer

February 12, 2009